UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 9.2%
ALM XIV Ltd., Series 2014-14A, Class D, (3 mo. LIBOR US + 4.850%), 6.23%, 7/28/26(a)(b)	USD	731	$731,518
AMSR Trust, Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.150%), 4.40%, 11/17/33(a)(b)		487	499,018
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class D, (3 mo. LIBOR US + 4.770%), 6.13%, 10/16/25(a)(b)		250	251,687
CLUB Credit Trust:
Series 2017-P1, Class C, 5.02%, 9/15/23(b)		460	462,165
Series 2017-P2, Class C1, 4.91%, 1/15/24(b)		120	119,994
DT Auto Owner Trust, Series 2017-4A, Class D, 3.47%, 7/17/23(b)		292	291,475
GSAMP Trust, Series 2004-NC2, Class M1, (1mo. LIBOR US + 1.050%), 2.38%, 10/25/34(a)		57	55,679
Home Partners of America, Series 2016-1, Class E, (1 mo. LIBOR US + 4.200%), 5.47%, 3/17/33(a)(b)		490	496,397
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.55%, 12/25/36(a)		476	213,170
Invitation Homes Trust, Series 2015-SFR3, Class F, (1 mo. LIBOR US + 4.750%), 5.99%, 8/17/32(a)(b)		100	102,014
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(b)		107	108,992
National Collegiate Student Loan Trust:
Series 2004-2, Class B, (1 mo. LIBOR US + 0.540%), 1.87%, 12/26/33(a)		101	81,119
Series 2005-3W, Class A51, (1 mo. LIBOR US + 0.290%), 1.53%, 10/25/33(a)(b)		68	63,466
Series 2006-1, Class A5, (1 mo. LIBOR US + 0.350%), 1.68%, 3/25/33(a)		324	284,554
Series 2006-4, Class A4, (1 mo. LIBOR US + 0.310%), 1.64%, 5/25/32(a)		128	111,750
Series 2007-1, Class A4, (1 mo. LIBOR US + 0.310%), 1.63%, 10/25/33(a)		560	465,621
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.290%), 1.62%, 1/25/33(a)		200	166,345
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, (3 mo. LIBOR US + 4.500%), 5.87%, 10/25/25(a)(b)		2,000	2,001,460
Prosper Marketplace Issuance Trust Series, Series 2017-3A, Class C, 5.21%, 11/15/23(b)		663	661,453
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 4.69%, 10/15/29(a)(b)		857	875,292
Sound Point CLO VI Ltd., Series 2014-2A, Class E, (3 mo. LIBOR US + 5.050%), 6.41%, 10/20/26(a)(b)		480	481,549
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1, Class A2D, (1 mo. LIBOR US + 0.350%), 1.68%, 3/25/37(a)		351	185,756
Starwood Waypoint Homes, Series 2017-1, Class E, (1 mo. LIBOR US + 2.600%), 3.87%, 1/17/35(a)(b)		500	504,639

Total Asset-Backed Securities — 9.2% (Cost: $8,988,568)			9,215,113

Security	Shares	Value
Common Stocks — 7.8%

Auto Components — 0.1%
Autoliv, Inc. — SDR	398	$50,566

Banks — 0.1%
Bank of Kyoto Ltd.	1,376	70,425

Biotechnology — 0.1%
Advanced Accelerator Applications SA — ADR	1,752	142,525

Capital Markets — 0.6%
Avista Healthcare Public Acquisition Corp., Class A(c)	7,000	68,670
Banca Generali SpA	1,467	51,500
Boulevard Acquisition Corp. II(c)	11,540	114,592
National Energy Services Reunited Corp.(c)	5,905	58,164
UBS Group AG — Registered Shares	16,425	284,125

		577,051
Chemicals — 0.5%
Albemarle Corp.	619	83,144
Covestro AG(b)	1,854	193,086
DowDuPont, Inc.	629	45,263
LyondellBasell Industries NV, Class A	953	99,779
Monsanto Co.	408	48,283

		469,555
Commercial Services & Supplies — 0.3%
Befesa SA(b)	3,741	147,163
ISS A/S	1,903	71,900
Stericycle, Inc.(c)	544	36,073

		255,136
Construction Materials — 0.2%
LafargeHolcim Ltd. — Registered Shares	4,100	224,924

Diversified Financial Services — 0.5%
Cerved Information Solutions SpA	5,051	62,524
EXOR NV	7,164	433,889

		496,413
Diversified Telecommunication Services — 0.2%
TDC A/S	30,691	186,803

Electric Utilities — 0.6%
Enel SpA	91,802	596,439

Electrical Equipment — 0.3%
Prysmian SpA	10,103	336,496

Equity Real Estate Investment Trusts (REITs) — 0.3%
Spirit Realty Capital, Inc.	17,584	150,167
VICI Properties, Inc.	8,953	176,822

		326,989
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	924	67,230

Health Care Equipment & Supplies — 0.0%
Becton Dickinson and Co.	54	12,323

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.	5,341	70,774

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.(c)	4,333	81,894

Industrial Conglomerates — 0.1%
Siemens AG — Registered Shares	458	62,259

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	1

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services — 0.4%
SINA Corp.(c)	396	$38,717
Sohu.com, Inc.(c)	1,226	59,326
United Internet AG	4,549	307,019

		405,062
Machinery — 0.3%
Atlas Copco AB, Class A	3,626	155,883
SKF AB, Class B	4,295	97,243
Volvo AB, Class B	3,759	71,647

		324,773
Media — 0.2%
Comcast Corp., Class A(d)	2,423	90,959
Liberty Global PLC, Class A(c)	1,452	46,116
Naspers Ltd. — ADR	1,413	77,220

		214,295
Metals & Mining — 0.6%
Alcoa Corp.(c)	3,392	140,802
BHP Billiton PLC — ADR	8,175	297,325
Freeport-McMoRan, Inc.(c)	9,897	137,766
Grupo Mexico SAB de CV, Series B	23,271	72,803

		648,696
Multi-Utilities — 0.0%
E.ON SE	2,693	31,196

Oil, Gas & Consumable Fuels — 1.1%
Anadarko Petroleum Corp.	5,728	275,460
Berry Petroleum Co. LLC Escrow	208	2,080
Berry Petroleum Corp.(c)	15,668	114,611
Blue Ridge Mountain Resources, Inc.(c)	20,500	205,000
Midstates Petroleum Co., Inc.(c)	10,549	175,219
Tex Energy LLC(e)	20,008	18,807
Vanguard Natural Resources	15,291	229,365
Vanguard Natural Resources, Inc.(c)	1,640	33,210

		1,053,752
Personal Products — 0.1%
Edgewell Personal Care Co.(c)	2,364	137,088

Pharmaceuticals — 0.2%
Bayer AG — Registered Shares	1,665	212,526

Real Estate Management & Development — 0.1%
Aroundtown SA	14,701	110,936

Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV(c)	374	42,408

Software — 0.4%
Dell Technologies, Inc., Class V(c)	4,475	350,125

Textiles, Apparel & Luxury Goods — 0.0%
361 Degrees International Ltd.	132,948	46,810

Trading Companies & Distributors — 0.1%
Brenntag AG	2,041	127,164

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp.	533	45,246
SoftBank Group Corp. — ADR	232	9,848

		55,094
Total Common Stocks — 7.8% (Cost: $7,500,083)		7,787,727

Security	Par (000)		Value
Corporate Bonds — 7.0%

Automobiles — 0.6%
Suzuki Motor Corp., 0.00%, 3/31/23(f)(g)	JPY	30,000	$397,508
Tesla, Inc., 2.38%, 3/15/22(f)(h)	USD	131	151,960

			549,468
Banks — 0.4%
Freedom Mortgage Corp., 8.13%, 11/15/24(b)		223	231,920
Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)		200	211,880

			443,800
Commercial Services & Supplies — 0.2%
Live Nation Entertainment, Inc., 2.50%, 5/15/19(f)(h)		118	160,333

Communications Equipment — 0.2%
InterDigital, Inc., 1.50%, 3/01/20(f)(h)		162	192,780

Diversified Financial Services — 0.4%
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18(b)		145	142,825
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22(b)		269	305,315

			448,140
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		253	239,085
9.75%, 7/15/25(b)		91	88,156

			327,241
Energy Equipment & Services — 0.1%
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24(b)(f)(h)		141	117,383

Equity Real Estate Investment Trusts (REITs) — 0.5%
Colony Starwood Homes, 3.50%, 1/15/22(b)(f)(h)		170	194,756
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		278	266,185

			460,941
Food Products — 0.3%
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/01/20(b)		309	310,931

Health Care Equipment & Supplies — 0.4%
Terumo Corp., 0.00%, 12/06/21(f)(g)	JPY	30,000	377,249

Health Care Providers & Services — 0.0%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	USD	30	28,050

Household Durables — 0.2%
K Hovnanian Enterprises, Inc., 10.00%, 7/15/22(b)		188	204,920

Independent Power and Renewable Electricity Producers — 0.1%
GenOn Energy, Inc., 9.50%, 10/15/18(c)(i)		156	110,760

Internet Software & Services — 0.3%
51job, Inc., 3.25%, 4/15/19(f)		162	227,610
SINA Corp., 1.00%, 12/01/18(f)(h)		75	81,562

			309,172

2	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media — 0.5%
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	USD	300	$297,000
iHeartCommunications, Inc., 9.00%, 3/01/21		278	199,465

			496,465
Metals & Mining — 0.5%
AK Steel Corp., 7.00%, 3/15/27		223	220,770
Allegheny Technologies, Inc., 5.95%, 1/15/21		195	199,875
Cleveland-Cliffs, Inc., 5.75%, 3/01/25(b)		117	113,724

			534,369
Oil, Gas & Consumable Fuels — 0.6%
Berry Petroleum Co. LLC, 6.38%, 9/15/22(c)(e)		400	—
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22(c)(i)		199	13,433
Golar LNG Ltd., 2.75%, 2/15/22(b)(f)(h)		163	158,518
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		392	412,948
Vanguard Natural Resources LLC/VNR Finance Corp., 7.80%, 4/01/20		274	34,661

			619,560
Pharmaceuticals — 0.2%
ImmunoGen, Inc., 4.50%, 7/01/21(f)(h)		100	174,375

Semiconductors & Semiconductor Equipment — 0.5%
Microchip Technology, Inc., 1.63%, 2/15/25(f)(h)		196	330,627
Rambus, Inc., 1.38%, 2/01/23(b)(f)		121	122,437

			453,064
Software — 0.3%
Medidata Solutions, Inc., 1.00%, 8/01/18(f)		118	141,969
RealPage, Inc., 1.50%, 11/15/22(b)(f)(h)		127	160,179

			302,148
Specialty Retail — 0.2%
RH, 0.00%, 7/15/20(b)(f)(g)(h)		157	162,201

Trading Companies & Distributors — 0.2%
Kaman Corp., 3.25%, 5/01/24(b)(f)(h)		178	199,026

Total Corporate Bonds — 7.0% (Cost: $6,800,594)			6,982,376

Floating Rate Loan Interests — 3.1%

Diversified Telecommunication Services — 2.1%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, (1 mo. LIBOR US + 12.500%, 1.000% Floor), (12.50% PIK), 13.72%, 12/07/20(j)(k)		3,421	2,119,082

Oil, Gas & Consumable Fuels — 0.0%
VNR, Exit Term Loan, (1 mo. LIBOR US + 7.750%), 8.74%, 8/04/47(e)(j)		28	27,739

Pharmaceuticals — 0.5%
P&L Development LLC (Aaron Industries LLC), Term Loan, (1 mo. LIBOR US + 8.000%, 1.000% Floor), 9.30%, 5/18/22(e)(j)		498	498,744

Specialty Retail — 0.5%
Toys ’R’ Us-Delaware, Inc., Term B-4 Loan, (1 mo. LIBOR US + 8.750%, 1.000% Floor), 9.75%, 4/24/20(j)		491	248,705

Security	Par (000)		Value
Specialty Retail (continued)
Toys ‘R’ Us — Delaware, Inc., Initial Loan, (1 mo. LIBOR US + 8.750%, 1.000% Floor), 9.75%, 1/18/19(j)	USD	237	$242,083

			490,788
Total Floating Rate Loan Interests — 3.1% (Cost: $4,476,151)			3,136,353

Foreign Government Obligations — 0.5%

Canada — 0.3%
Canadian Government Bond, 1.75%, 09/01/19	CAD	398	310,238

Greece — 0.2%
Hellenic Republic Government Bond, 3.00%, 02/24/33(l)	EUR	250	236,028

Total Foreign Government Obligations — 0.5% (Cost: $510,133)			546,266

	Shares
Investment Companies — 24.0%
Aberdeen Asia-Pacific, Inc.ome Fund, Inc.		16,803	82,503
Adams Natural Resources Fund, Inc.		10,147	192,489
Altaba, Inc.(c)		2,470	173,048
BlackRock Event Driven Equity Fund, Institutional Class(s)		1,584,889	14,993,047
BlackRock Global Long/Short Equity Fund, Class K(s)		419,815	5,121,741
Boussard & Gavaudan Holding Ltd.(c)		58,750	1,353,090
Cushing Energy Income Fund		3,167	27,490
Eaton Vance Senior, Inc.ome Trust		10,487	67,536
Highland Floating Rate Opportunities Fund		10,629	163,368
Invesco Dynamic Credit Opportunities Fund		3,052	35,129
Invesco Senior Income Trust		13,314	58,715
iPath S&P 500 VIX Mid-Term Futures ETN(c)(m)		5,220	100,850
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		8,806	67,542
Nuveen Credit Strategies Income Fund		5,964	48,905
Pershing Square Holdings Ltd.(c)		23,053	318,362
Prudential Short Duration High Yield Fund, Inc.		7,444	109,799
SPDR S&P 500 ETF Trust		1,997	529,225
Turkish Investment Fund, Inc.		18,429	161,272
VanEck Vectors Gold Miners ETF		6,015	135,157
VelocityShares Daily Inverse VIX Short-Term ETN(c)(m)		926	109,157
Voya Prime Rate Trust		27,458	139,487
Western Asset High Income Opportunity Fund, Inc.		8,786	43,754

Total Investment Companies — 24.0% (Cost: $22,837,009)			24,031,666

	Par (000)
Non-Agency Mortgage-Backed Securities — 8.2%

Collateralized Mortgage Obligations — 6.1%
Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. LIBOR US + 0.550%), 1.88%, 1/25/36(a)	USD	107	75,779
Bear Stearns ALT-A Trust:
Series 2006-4, Class 23A4, 3.33%, 8/25/36(n)		1,877	1,297,454

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	3

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2005-10, Class 11A1, (1 mo. LIBOR US + 0.500%), 1.83%, 1/25/36(a)	USD	2,374	$2,443,069
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 3.83%, 3/25/30(a)		700	706,161
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, (1 mo. LIBOR US + 0.160%), 1.49%, 2/25/37(a)		1,206	1,180,424
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A1, (1 mo. LIBOR US + 0.180%), 1.51%, 1/25/37(a)		282	265,116
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-7, Class A1B, (1 mo. LIBOR US + 0.080%), 1.41%, 9/25/36(a)		342	152,233

			6,120,236
Commercial Mortgage-Backed Securities — 2.1%
CD Mortgage Trust, Series 2017-CD4, Class D, 3.30%, 5/10/50(b)		46	37,629
Commercial Mortgage Asset Trust, Series 1999-C1, Class F, 6.25%, 1/17/32(b)		31	31,120
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class D, 4.05%, 2/10/49(n)		150	136,491
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.24%, 11/15/27(b)(n)		189	182,588
FREMF Mortgage Trust, Series 2014-KS02, Class B, (1 mo. LIBOR US + 5.000%), 6.23%, 8/25/23(a)(b)		1,369	1,363,813
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class D, 3.00%, 10/15/50(b)		100	80,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, (1 mo. LIBOR US + 3.750%), 5.00%, 4/15/27(a)(b)		312	309,566

			2,141,291

Total Non-Agency Mortgage-Backed Securities — 8.2% (Cost: $7,494,313)			8,261,527

	Beneficial Interest (000)
Other Interests — 0.0%(o)

Electric Utilities — 0.0%
Vistra Energy Corp.(c)(e)		1,200	12

Total Other Interests — 0.0% (Cost: $0)			12

	Par (000)
Preferred Securities — 4.1%

Capital Trusts — 0.3%
Banks — 0.3%
HSH Nordbank AG, 7.25%(p)		495	259,132

Total Capital Trusts — 0.3% (Cost: $112,815)			259,132

Security	Shares	Value
Preferred Stocks — 3.8%

Capital Markets — 0.5%
Virtus Investment Partners, Inc., 7.13%, 02/01/20(f)(h)	4,309	$454,212

Chemicals — 0.5%
Rayonier Advanced Materials, Inc., 8.00%, 08/15/19 (f)(h)	3,461	465,885

Diversified Financial Services — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19(b)(f)(h)	1,500	299,625

Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., 6.75%, 07/15/19(f)(h)	3,487	394,380
MTS Systems Corp., 8.75%, 07/01/19(f)(h)	2,058	257,353

		651,733
Independent Power and Renewable Electricity Producers — 0.2%
Dynegy, Inc., 7.00%, 07/01/19(f)	2,554	208,253

Machinery — 0.4%
Rexnord Corp., 5.75%, 11/15/18(f)(h)	7,034	398,828

Multi-Utilities — 0.6%
Black Hills Corp., 7.75%, 11/01/18(f)	1,757	113,608
Dominion Energy, Inc., 6.75%, 08/15/19(f)	10,160	537,362

		650,970
Oil, Gas & Consumable Fuels — 0.1%
Berry Petroleum Co. LLC, 0.00%(p)	14,280	142,800

Pharmaceuticals — 0.4%
Allergan PLC, 5.00%, 03/01/18(f)	489	304,309
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18(f)	238	67,711

		372,020
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., 6.75%(f)(h)(p)	250	28

Thrifts & Mortgage Finance — 0.2%
Fannie Mae, 8.25%(p)	27,000	180,630

Total Preferred Stocks — 3.8% (Cost: $3,581,825)		3,824,984

Total Preferred Securities — 4.1% (Cost: $3,694,640)		4,084,116

4	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Securities — 3.4%

Interest Only Collateralized Mortgage Obligations — 3.4%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27	USD	558	$74,050
Series 345, Class 15, 6.00%, 3/25/34(n)		555	128,897
Series 2001-61, Class SH, (1 mo. LIBOR US + 7.900%), 6.62%, 11/18/31(a)		110	21,457
Series 2006-126, Class CS, (1 mo. LIBOR US + 6.700%), 5.37%, 1/25/37(a)		484	87,184
Series 2007-77, Class SK, (1 mo. LIBOR US + 5.870%), 4.54%, 8/25/37(a)		420	58,401
Series 2007-88, Class VI, (1 mo. LIBOR US + 6.540%), 5.21%, 9/25/37(a)		402	70,661
Series 2008-87, Class AS, (1 mo. LIBOR US + 7.650%), 6.32%, 7/25/33(a)		178	33,859
Series 2011-129, Class S, (1 mo. LIBOR US + 5.500%), 4.17%, 3/25/37(a)		379	8,508
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%), 4.92%, 9/25/45(a)		458	72,981
Freddie Mac:
Series 303, Class 110, 3.71%, 1/15/43(n)		425	96,538
Series 4413, Class WI, 1.70%, 10/15/41(n)		742	38,788
Series 2325, Class JS, (1 mo. LIBOR US + 21.060%), 17.81%, 6/15/31(a)		132	67,549
Series 2416, Class SV, (1 mo. LIBOR US + 7.750%), 6.50%, 5/15/31(a)		344	57,146
Series 3031, Class BI, (1 mo. LIBOR US + 6.690%), 5.44%, 8/15/35(a)		452	90,346
Ginnie Mae:
Series 2011-159, Class PI, 5.50%, 3/16/41		759	131,009
Series 2012-16, Class NI, 6.00%, 5/20/39		300	72,548
Series 2013-44, Class IB, 5.00%, 5/16/42		383	94,283
Series 2014-183, Class IM, 5.00%, 6/20/35		601	133,477
Series 2014-2, Class TI, 5.50%, 1/20/44		351	69,336
Series 2015-80, Class IH, 0.98%, 5/20/44(n)		2,275	81,191
Series 2015-84, Class IO, 3.50%, 5/16/42		589	110,871
Series 2015-95, Class KI, 6.00%, 2/20/43		347	85,556
Series 2015-H17, Class BI, 1.96%, 6/20/65(n)		804	87,054
Series 2016-69, Class WI, 4.50%, 5/20/46		977	211,856
Series 2016-78, Class TI, 5.50%, 9/20/36		819	67,863
Series 2016-H07, Class NI, 2.01%, 2/20/66(n)		541	57,487
Series 2016-H11, Class EI, 2.11%, 4/20/66(n)		878	98,189
Series 2016-H15, Class AI, 2.43%, 7/20/66(n)		790	93,374
Series 2016-H21, Class AI, 2.41%, 9/20/66(n)		1,001	130,177
Series 2017-103, Class IM, 5.00%, 6/20/43		424	95,561
Series 2017-H01, Class AI, 2.18%, 12/20/66(n)		807	98,358
Series 2017-H03, Class CI, 2.42%, 12/20/66(n)		984	130,355
Series 2017-H13, Class QI, 2.08%, 6/20/67(n)		748	99,349
Series 2017-H18, Class DI, 2.20%, 9/20/67(n)		1,004	136,762
Series 2003-52, Class SE, (1 mo. LIBOR US + 6.600%), 5.34%, 6/16/33(a)		445	73,640
Series 2003-89, Class SA, (1 mo. LIBOR US + 5.900%), 4.64%, 10/16/33(a)		247	33,926
Series 2004-46, Class S, (1 mo. LIBOR US + 7.100%), 5.82%, 6/20/34(a)		599	117,001
Series 2005-69, Class SY, (1 mo. LIBOR US + 6.750%), 5.47%, 11/20/33(a)		183	35,163

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-102, Class IT, (1 mo. LIBOR US + 6.200%), 0.10%, 7/16/41(a)	USD	16,281	$75,499
Series 2016-75, Class SA, (1 mo. LIBOR US + 6.000%), 4.72%, 5/20/40(a)		569	82,885

Total U.S. Government Sponsored Agency Securities — 3.4% (Cost: $3,442,654)			3,409,135

	Shares
Warrants — 1.0%

Banks — 0.8%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)		12,300	73,800
Bank of America Corp. (Issued/exercisable 1/9/11, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $30.79)		8,660	13,683
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)		6,914	127,909
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)		34,549	127,831
Zions Bancorporation (Issued/exercisable 5/20/10, 1.0286 Shares for 1 Warrant, Expires 5/22/20, Strike Price $35.61)		27,187	483,113

			826,336
Capital Markets — 0.0%
Avista Healthcare Public Acquisition Corp. (Issued/exercisable 12/2/16, 0.5 Share for 1 Warrant, Expires 12/2/21, Strike Price $5.75)		7,000	2,212
Boulevard Acquisition Corp. II (Issued/exercisable 11/10/15, 1 Share for 1 Warrant, Expires 9/25/20, Strike Price $11.50)		2,785	1,727
Hennessy Capital Acquisition Corp. III (Issued/exercisable 8/1/17, 1 Share for 1 Warrant, Expires 6/15/24, Strike Price $11.50)		5,776	4,303
National Energy Services Reunited Corp. (Issued/exercisable 6/5/17, 0.5 Shares for 1 Warrant, Expires 6/5/22, Strike Price $5.75)		4,700	3,526

			11,768
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14,exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)		56,319	20,275

Food Products — 0.1%
Hostess Brands, Inc. (Issued 10/16/15,exercisable 10/16/16, 0.5 Shares for 1 Warrant, Expires 11/04/21, Strike Price $11.50)		2,966	6,080
Simply Good Foods Co. (Issued/exercisable 7/10/17, 1 Share for 1 Warrant, Expires 7/7/22, Strike Price $11.50)		15,743	49,748

			55,828

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	5

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.1%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)	37,574	$119,861

Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price $12.00)	17,450	1,483

Metals & Mining — 0.0%
Alio Gold, Inc. (Issued/exercisable 11/30/16, 1 Share for 1 Warrant, Expires 5/30/18, Strike Price CAD 7.00)	6,056	117

Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	18,272	364

Total Warrants — 1.0% (Cost: $475,543)		1,036,032

Total Long-Term Investments — 68.3% (Cost: $66,219,688)		68,490,323

Short-Term Securities — 26.8%

Money Market Funds — 26.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(q)(s)	26,815,870	26,815,870

Total Short-Term Investments — 26.8% (Cost: $26,815,870)		26,815,870

Options Purchased — 0.5%
(Cost: $709,435)		491,829

Total Investments Before Options Written and Investments Sold Short — 95.6% (Cost: $93,744,993)		95,798,022

Options Written — (0.5)%
(Cost: $436,732)		(493,848)

	Shares

Investments Sold Short — (14.2)%

Common Stocks — (11.6)%
Auto Components — (0.1)%
BorgWarner, Inc.	796	(44,321)
Hella KGaA Hueck & Co.	716	(43,982)

		(88,303)
Automobiles — (0.8)%
Ferrari NV	1,270	(137,865)
Fiat Chrysler Automobiles NV	10,674	(183,306)
Suzuki Motor Corp.	6,200	(335,584)
Tesla, Inc.	312	(96,361)

		(753,116)
Banks — (2.8)%
Associated Banc-Corp.	7,995	(203,873)

Security	Shares	Value
Banks (continued)
Banco BPM SpA	6,118	$(20,998)
Bank of America Corp.	7,692	(216,684)
BPER Banca	4,299	(23,563)
Citizens Financial Group, Inc.	899	(36,589)
SunTrust Banks, Inc.	6,399	(394,370)
TCF Financial Corp.	24,347	(494,488)
Zions Bancorporation	28,269	(1,400,729)

		(2,791,294)
Biotechnology — (0.1)%
ImmunoGen, Inc.	19,972	(126,822)

Capital Markets — (0.5)%
Deutsche Boerse AG	488	(55,385)
FactSet Research Systems, Inc.	126	(25,185)
Thomson Reuters Corp.	433	(19,082)
Virtus Investment Partners, Inc.	3,052	(366,393)

		(466,045)
Chemicals — (0.6)%
AgroFresh Solutions, Inc.(d)	13,641	(82,937)
LANXESS AG	472	(35,881)
Rayonier Advanced
Materials, Inc.	22,616	(424,955)
Solvay SA	278	(39,131)
Wacker Chemie AG	214	(34,941)

		(617,845)
Communications Equipment — (0.1)%
InterDigital, Inc.	1,121	(85,308)

Construction Materials — (0.0)%
Buzzi Unicem SpA	1,687	(44,880)

Diversified Telecommunication Services — (0.0)%
Telecom Italia SpA	40,435	(33,833)

Electric Utilities — (0.3)%
Enel SpA	15,392	(100,002)
Terna Rete Elettrica Nazionale SpA	36,122	(223,229)

		(323,231)
Electronic Equipment, Instruments & Components — (0.5)%
Belden, Inc.	3,857	(326,649)
MTS Systems Corp.	3,977	(222,314)

		(548,963)
Energy Equipment & Services — (0.0)%
Ensco PLC, Class A	12	(64)

Equity Real Estate Investment Trusts (REITs) — (0.2)%
Invitation Homes, Inc.	5,257	(123,798)
Unibail-Rodamco SE	128	(32,714)

		(156,512)
Food & Staples Retailing — (0.1)%
ICA Gruppen AB	1,789	(64,758)

Food Products — (0.2)%
Aryzta AG	632	(21,154)
Hostess Brands, Inc.	1,010	(14,201)
Simply Good Foods Co.	12,437	(164,666)

		(200,021)

6	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies — (0.3)%
CR Bard, Inc.	88	$(29,563)
Terumo Corp.	6,260	(300,188)

		(329,751)
Health Care Technology — (0.1)%
Medidata Solutions, Inc.	1,478	(98,494)

Hotels, Restaurants & Leisure — (0.3)%
Del Taco Restaurants, Inc.	22,629	(277,884)

Household Durables — (0.0)%
Steinhoff International Holdings NV	8,417	(34,593)

Independent Power and Renewable Electricity Producers — (0.2)%
Dynegy, Inc.	12,829	(155,616)

Insurance — (0.0)%
Unipol Gruppo Finanziario SpA	10,972	(50,335)

Internet Software & Services — (0.8)%
Alibaba Group Holding Ltd. — ADR	3,297	(583,833)
Tencent Holdings Ltd. — ADR	1,626	(83,211)
Weibo Corp. — ADR	897	(97,378)

		(764,422)
IT Services — (0.0)%
The Western Union Co.	2,179	(42,905)

Machinery — (0.7)%
Alfa Laval AB	6,917	(163,697)
Caterpillar, Inc.	1,568	(221,323)
Rexnord Corp.	11,310	(281,845)

		(666,865)
Media — (0.2)%
Hemisphere Media Group, Inc.	3,989	(44,677)
Live Nation Entertainment, Inc.	2,796	(126,883)

		(171,560)
Metals & Mining — (0.3)%
Southern Copper Corp.	5,501	(231,317)
thyssenkrupp AG	1,666	(45,605)

		(276,922)
Multi-Utilities — (0.4)%
Black Hills Corp.	1,849	(108,185)
Dominion Energy, Inc.	3,675	(309,178)

		(417,363)
Oil, Gas & Consumable Fuels — (0.1)%
Golar LNG Ltd.	2,324	(57,426)
Snam SpA	14,229	(71,696)

		(129,122)
Personal Products — (0.0)%
Unilever NV CVA	622	(35,870)

Pharmaceuticals — (0.3)%
Allergan PLC	1,494	(259,702)

Professional Services — (0.2)%
51job, Inc. — ADR	3,524	(202,630)

Security	Shares		Value
Professional Services (continued)
Nielsen Holdings PLC		707	$(25,961)

			(228,591)
Semiconductors & Semiconductor Equipment — (0.4)%
Microchip Technology, Inc.		3,579	(311,337)
Rambus, Inc.		3,529	(52,229)

			(363,566)
Software — (0.8)%
RealPage, Inc.		2,063	(93,557)
VMware, Inc., Class A		5,761	(691,954)

			(785,511)
Specialty Retail — (0.1)%
CarMax, Inc.		287	(19,777)
RH		733	(74,319)

			(94,096)
Textiles, Apparel & Luxury Goods — (0.0)%
Luxottica Group SpA		751	(43,614)

Trading Companies & Distributors — (0.1)%
Kaman Corp.		1,648	(98,320)

Total Common Stocks — (11.6)% (Cost: $11,239,774)			(11,626,097)

	Par (000)
Corporate Bonds — (0.6)%

Banks — (0.3)%
Canadian Western Bank, 3.46%, 12/17/24(r)	CAD	359	(281,504)

Energy Equipment & Services — (0.1)%
Ensco PLC, 4.50%, 10/01/24	USD	121	(98,161)

Pharmaceuticals — (0.2)%
Horizon Pharma Investment Ltd., 2.50%, 3/15/22(f)		200	(185,125)

Total Corporate Bonds — (0.6)% (Cost: $530,302)			(564,790)

	Shares
Investment Companies — (2.0)%
Direxion Daily Gold Miners Index Bull 3X Shares		1,250	(35,425)
iShares China Large-Cap ETF(s)		9,742	(449,788)
iShares MSCI EAFE ETF(s)		6,287	(440,782)
iShares MSCI Emerging Markets ETF(s)		2,988	(137,747)
iShares MSCI Turkey ETF(s)		3,499	(132,577)
SPDR Euro STOXX 50 ETF		12,850	(531,861)
Utilities Select Sector SPDR Fund		5,248	(297,037)

Total Investment Companies — (2.0)% (Cost: $2,032,727)			(2,025,217)

Total Investments Sold Short — (14.2)% (Cost: $13,802,803)			(14,216,104)

Total Investments — 80.9% (Cost: $79,505,458)			81,088,070
Other Assets Less Liabilities — 19.1%			19,183,471

Net Assets — 100.0%			$100,271,541

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	7

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	All or a portion of the security has been pledged as collateral in connection with short sales.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	All or a portion of the security is held by a wholly-owned subsidiary.
(n)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Perpetual security with no stated maturity date.
(q)	Annualized 7-day yield as of period end.
(r)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 8/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Event Driven Equity Fund, Institutional Class	1,417,942	166,947	—		1,584,889	$14,993,047	$—	$—	$(176,632)
BlackRock Global Long/Short Equity Fund — Class K	—	419,815	—		419,815	5,121,741	—	—	121,746
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,502,120	—	(686,250	)(1)	26,815,870	26,815,870	66,851	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,001	(1,001)		—	—		484	—
iShares MSCI Brazil Capped ETF	154	—	(154)		—	—	—	1,040	(740)
iShares MSCI Sweden Capped ETF	1,172	—	(1,172)		—	—	—	471	(345)

Total						$46,930,658	$66,851	$1,995	$(55,971)

(1) Represents net shares sold.
Affiliate Persons and/or Related Parties Investments Sold Short	Shares Held at 8/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Expense	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares China Large-Cap ETF	(20,737)	103,798	(92,803)		(9,742)	$(449,788)	$—	$(17,861)	$37,640
iShares MSCI EAFE ETF	(3,153)	53,686	(56,820)		(6,287)	(440,782)	—	(7,475)	1,030
iShares MSCI Emerging Markets ETF	(17,868)	70,490	(55,610)		(2,988)	(137,747)	—	(24,358)	13,139
iShares MSCI Turkey ETF	(3,406)	190	(283)		(3,499)	(132,577)	—	(1,414)	29,826

Total						$(1,160,894)	$—	$(51,108)	$81,635

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	3	December 2017	$386	$(2,172)
ASX SPI 200 Index	22	December 2017	2,490	(41,925)
DAX Index	5	December 2017	1,942	7,701
E-Mini Dow ($5)	12	December 2017	1,456	(93,764)
E-Mini Russell 2000 Index	7	December 2017	541	(8,340)
E-Mini S&P 500 Index	28	December 2017	3,707	(57,464)
Euro STOXX 50 Index	4	December 2017	170	(375)
Hang Seng Index	7	December 2017	1,314	22,334
Nikkei 225 Index	8	December 2017	1,618	(22,898)
S&P/Toronto Stock Exchange 60 Index	5	December 2017	737	(4,486)
SGX MSCI Singapore Index	9	December 2017	259	(877)

8	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
TOPIX Index	21	December 2017	$3,353	$(259,777)
3-month Euro Swiss Franc Interest Rate	3	March 2018	768	29
3-month EuroYen	1	March 2018	222	12
U.S. Treasury Bonds (30 Year)	29	March 2018	4,400	40,945
U.S. Treasury Notes (10 Year)	76	March 2018	9,428	51,902
3-month EURIBOR	46	September 2018	13,728	941

				(368,214)

Short Contracts
Australian Government Bonds (3 Year)	60	December 2017	13,777	16,731
Australian Government Bonds (10 Year)	9	December 2017	6,753	896
E-Mini S&P 500 Index	73	December 2017	9,665	289,174
Euro-Bobl	40	December 2017	6,261	(7,476)
Euro-Bund	23	December 2017	4,455	2,317
Euro-Schatz	29	December 2017	3,872	519
FTSE 100 Index	24	December 2017	2,379	(37,375)
FTSE/MIB Index	4	December 2017	533	2,674
NASDAQ 100 E-Mini Index	9	December 2017	1,146	17,186
ASX 90 Day Bank Accepted Bills	10	March 2018	7,532	900
Canadian Bankers Acceptance	24	March 2018	4,578	6,740
Canadian Government Bonds (10 Year)	34	March 2018	3,603	(857)
Long Gilt British	26	March 2018	4,346	(23,560)
U.S. Treasury Notes (2 Year)	105	March 2018	22,513	(12,861)
U.S. Treasury Notes (5 Year)	92	March 2018	10,704	(31,809)
Euro Dollar	231	September 2018	56,601	(64,722)
Three Month Sterling	107	September 2018	17,938	(5,015)

				153,462

Total				$(214,752)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	295,763	CAD	378,000	J.P. Morgan Securities LLC	12/18/17	$2,680
AUD	109,687	USD	82,897	JPMorgan Chase Bank N.A.	12/20/17	62
AUD	196,836	USD	148,761	JPMorgan Chase Bank N.A.	12/20/17	112
AUD	100,210	USD	75,646	JPMorgan Chase Bank N.A.	12/20/17	146
AUD	157,601	USD	118,969	JPMorgan Chase Bank N.A.	12/20/17	230
EUR	19,557	USD	23,196	JPMorgan Chase Bank N.A.	12/20/17	116
EUR	8,172	USD	9,607	JPMorgan Chase Bank N.A.	12/20/17	134
EUR	15,708	USD	18,544	JPMorgan Chase Bank N.A.	12/20/17	179
EUR	508,798	USD	606,119	JPMorgan Chase Bank N.A.	12/20/17	363
EUR	57,417	USD	68,018	JPMorgan Chase Bank N.A.	12/20/17	422
EUR	35,051	USD	41,304	JPMorgan Chase Bank N.A.	12/20/17	476
EUR	146,374	USD	173,662	JPMorgan Chase Bank N.A.	12/20/17	814
EUR	80,803	USD	95,352	JPMorgan Chase Bank N.A.	12/20/17	964
EUR	41,407	USD	48,364	JPMorgan Chase Bank N.A.	12/20/17	993
EUR	39,511	USD	46,100	JPMorgan Chase Bank N.A.	12/20/17	997
EUR	511,780	USD	608,990	JPMorgan Chase Bank N.A.	12/20/17	1,046
EUR	148,397	USD	175,583	JPMorgan Chase Bank N.A.	12/20/17	1,305
EUR	226,844	USD	269,055	JPMorgan Chase Bank N.A.	12/20/17	1,340
EUR	410,499	USD	487,903	JPMorgan Chase Bank N.A.	12/20/17	1,407
EUR	289,857	USD	342,882	JPMorgan Chase Bank N.A.	12/20/17	2,624

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	9

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	515,707	USD	612,063	JPMorgan Chase Bank N.A.	12/20/17	$2,654
EUR	228,749	USD	269,892	JPMorgan Chase Bank N.A.	12/20/17	2,774
EUR	627,510	USD	744,938	JPMorgan Chase Bank N.A.	12/20/17	3,047
EUR	386,354	USD	457,123	JPMorgan Chase Bank N.A.	12/20/17	3,407
EUR	138,506	USD	161,603	JPMorgan Chase Bank N.A.	12/20/17	3,494
EUR	273,472	USD	322,275	JPMorgan Chase Bank N.A.	12/20/17	3,701
EUR	354,761	USD	418,837	JPMorgan Chase Bank N.A.	12/20/17	4,034
EUR	412,706	USD	487,299	JPMorgan Chase Bank N.A.	12/20/17	4,642
EUR	205,607	USD	240,215	JPMorgan Chase Bank N.A.	12/20/17	4,866
EUR	381,577	USD	449,654	JPMorgan Chase Bank N.A.	12/20/17	5,182
EUR	431,329	USD	508,827	JPMorgan Chase Bank N.A.	12/20/17	5,313
EUR	802,777	USD	950,721	JPMorgan Chase Bank N.A.	12/20/17	6,180
EUR	370,578	USD	430,661	JPMorgan Chase Bank N.A.	12/20/17	11,064
EUR	520,476	USD	608,530	JPMorgan Chase Bank N.A.	12/20/17	11,872
EUR	425,201	USD	494,943	JPMorgan Chase Bank N.A.	12/20/17	11,891
GBP	2,127	USD	2,870	JPMorgan Chase Bank N.A.	12/20/17	9
GBP	2,857	USD	3,772	JPMorgan Chase Bank N.A.	12/20/17	95
GBP	20,425	USD	27,431	JPMorgan Chase Bank N.A.	12/20/17	216
GBP	36,241	USD	48,806	JPMorgan Chase Bank N.A.	12/20/17	249
GBP	14,206	USD	18,787	JPMorgan Chase Bank N.A.	12/20/17	442
GBP	33,233	USD	44,250	JPMorgan Chase Bank N.A.	12/20/17	734
GBP	22,059	USD	29,122	JPMorgan Chase Bank N.A.	12/20/17	737
GBP	187,456	USD	252,935	JPMorgan Chase Bank N.A.	12/20/17	803
GBP	130,409	USD	175,605	JPMorgan Chase Bank N.A.	12/20/17	915
GBP	28,991	USD	38,312	JPMorgan Chase Bank N.A.	12/20/17	930
GBP	30,735	USD	40,645	JPMorgan Chase Bank N.A.	12/20/17	957
GBP	153,429	USD	206,059	JPMorgan Chase Bank N.A.	12/20/17	1,621
GBP	85,950	USD	114,666	JPMorgan Chase Bank N.A.	12/20/17	1,674
GBP	78,151	USD	104,044	JPMorgan Chase Bank N.A.	12/20/17	1,740
GBP	102,063	USD	136,060	JPMorgan Chase Bank N.A.	12/20/17	2,091
GBP	330,067	USD	444,505	JPMorgan Chase Bank N.A.	12/20/17	2,269
GBP	89,708	USD	119,086	JPMorgan Chase Bank N.A.	12/20/17	2,341
GBP	86,836	USD	115,191	JPMorgan Chase Bank N.A.	12/20/17	2,349
GBP	88,575	USD	117,210	JPMorgan Chase Bank N.A.	12/20/17	2,684
GBP	102,694	USD	136,227	JPMorgan Chase Bank N.A.	12/20/17	2,778
GBP	82,451	USD	108,452	JPMorgan Chase Bank N.A.	12/20/17	3,153
GBP	156,106	USD	208,127	JPMorgan Chase Bank N.A.	12/20/17	3,176
GBP	112,615	USD	149,254	JPMorgan Chase Bank N.A.	12/20/17	3,180
GBP	143,931	USD	191,619	JPMorgan Chase Bank N.A.	12/20/17	3,204
GBP	185,307	USD	247,219	JPMorgan Chase Bank N.A.	12/20/17	3,610
GBP	550,798	USD	741,689	JPMorgan Chase Bank N.A.	12/20/17	3,863
GBP	142,168	USD	188,432	JPMorgan Chase Bank N.A.	12/20/17	4,005
GBP	148,835	USD	197,447	JPMorgan Chase Bank N.A.	12/20/17	4,014
GBP	856,841	USD	1,154,076	JPMorgan Chase Bank N.A.	12/20/17	5,732
GBP	210,806	USD	279,277	JPMorgan Chase Bank N.A.	12/20/17	6,067
GBP	302,422	USD	403,160	JPMorgan Chase Bank N.A.	12/20/17	6,194
GBP	166,352	USD	218,782	JPMorgan Chase Bank N.A.	12/20/17	6,390
GBP	246,753	USD	327,050	JPMorgan Chase Bank N.A.	12/20/17	6,951
GBP	309,224	USD	410,542	JPMorgan Chase Bank N.A.	12/20/17	8,019
GBP	238,577	USD	314,254	JPMorgan Chase Bank N.A.	12/20/17	8,681
GBP	557,441	USD	741,101	JPMorgan Chase Bank N.A.	12/20/17	13,443
GBP	771,626	USD	1,027,430	JPMorgan Chase Bank N.A.	12/20/17	17,032

10	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	447,820	USD	3,956	JPMorgan Chase Bank N.A.	12/20/17	$28
JPY	2,363,305	USD	20,972	JPMorgan Chase Bank N.A.	12/20/17	53
JPY	1,437,343	USD	12,723	JPMorgan Chase Bank N.A.	12/20/17	64
JPY	39,598,671	USD	352,131	JPMorgan Chase Bank N.A.	12/20/17	148
JPY	8,947,275	USD	79,364	JPMorgan Chase Bank N.A.	12/20/17	233
JPY	52,976,279	USD	471,038	JPMorgan Chase Bank N.A.	12/20/17	252
JPY	7,627,079	USD	67,548	JPMorgan Chase Bank N.A.	12/20/17	304
JPY	7,296,503	USD	64,422	JPMorgan Chase Bank N.A.	12/20/17	489
JPY	6,422,806	USD	56,490	JPMorgan Chase Bank N.A.	12/20/17	648
JPY	30,475,281	USD	270,323	JPMorgan Chase Bank N.A.	12/20/17	793
JPY	44,494,081	USD	394,839	JPMorgan Chase Bank N.A.	12/20/17	991
JPY	19,528,688	USD	172,504	JPMorgan Chase Bank N.A.	12/20/17	1,228
JPY	29,186,340	USD	257,778	JPMorgan Chase Bank N.A.	12/20/17	1,870
NZD	25,437	USD	17,309	JPMorgan Chase Bank N.A.	12/20/17	72
SEK	44,358	USD	5,294	JPMorgan Chase Bank N.A.	12/20/17	15
SEK	68,934	USD	8,177	JPMorgan Chase Bank N.A.	12/20/17	73
SEK	423,980	USD	50,599	JPMorgan Chase Bank N.A.	12/20/17	142
SEK	442,714	USD	52,792	JPMorgan Chase Bank N.A.	12/20/17	191
SEK	833,194	USD	99,466	JPMorgan Chase Bank N.A.	12/20/17	249
SEK	898,251	USD	106,832	JPMorgan Chase Bank N.A.	12/20/17	668
SEK	1,636,804	USD	194,327	JPMorgan Chase Bank N.A.	12/20/17	1,562
USD	108	AUD	141	JPMorgan Chase Bank N.A.	12/20/17	2
USD	10,929	AUD	14,353	JPMorgan Chase Bank N.A.	12/20/17	73
USD	70,083	AUD	92,383	JPMorgan Chase Bank N.A.	12/20/17	211
USD	6,303	AUD	8,041	JPMorgan Chase Bank N.A.	12/20/17	221
USD	39,352	AUD	51,262	JPMorgan Chase Bank N.A.	12/20/17	581
USD	38,989	AUD	50,656	JPMorgan Chase Bank N.A.	12/20/17	676
USD	15,539	AUD	19,366	JPMorgan Chase Bank N.A.	12/20/17	892
USD	65,052	AUD	84,741	JPMorgan Chase Bank N.A.	12/20/17	960
USD	350,476	AUD	461,997	JPMorgan Chase Bank N.A.	12/20/17	1,053
USD	37,058	AUD	47,596	JPMorgan Chase Bank N.A.	12/20/17	1,059
USD	47,980	AUD	61,953	JPMorgan Chase Bank N.A.	12/20/17	1,123
USD	26,626	AUD	33,244	JPMorgan Chase Bank N.A.	12/20/17	1,483
USD	55,303	AUD	70,849	JPMorgan Chase Bank N.A.	12/20/17	1,718
USD	131,439	AUD	171,050	JPMorgan Chase Bank N.A.	12/20/17	2,069
USD	44,982	AUD	56,234	JPMorgan Chase Bank N.A.	12/20/17	2,450
USD	68,310	AUD	87,045	JPMorgan Chase Bank N.A.	12/20/17	2,475
USD	124,757	AUD	160,511	JPMorgan Chase Bank N.A.	12/20/17	3,358
USD	136,162	AUD	174,438	JPMorgan Chase Bank N.A.	12/20/17	4,229
USD	182,644	AUD	234,585	JPMorgan Chase Bank N.A.	12/20/17	5,220
USD	272,739	AUD	350,902	JPMorgan Chase Bank N.A.	12/20/17	7,341
USD	486,024	AUD	632,638	JPMorgan Chase Bank N.A.	12/20/17	7,540
USD	293,948	AUD	377,568	JPMorgan Chase Bank N.A.	12/20/17	8,381
USD	239,452	AUD	305,295	JPMorgan Chase Bank N.A.	12/20/17	8,548
USD	359,426	AUD	462,650	JPMorgan Chase Bank N.A.	12/20/17	9,509
USD	275,963	AUD	351,651	JPMorgan Chase Bank N.A.	12/20/17	9,998
USD	183,612	AUD	229,542	JPMorgan Chase Bank N.A.	12/20/17	10,002
USD	174,397	AUD	217,351	JPMorgan Chase Bank N.A.	12/20/17	10,007
USD	320,658	AUD	410,733	JPMorgan Chase Bank N.A.	12/20/17	10,008
USD	463,722	AUD	594,000	JPMorgan Chase Bank N.A.	12/20/17	14,462
USD	286,260	AUD	358,900	JPMorgan Chase Bank N.A.	12/20/17	14,813
USD	597,617	AUD	764,688	JPMorgan Chase Bank N.A.	12/20/17	19,260

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	11

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	564,211	AUD	710,038	JPMorgan Chase Bank N.A.	12/20/17	$27,187
USD	703,149	AUD	889,339	JPMorgan Chase Bank N.A.	12/20/17	30,514
USD	3,131	CAD	4,010	JPMorgan Chase Bank N.A.	12/20/17	22
USD	7,663	CAD	9,710	JPMorgan Chase Bank N.A.	12/20/17	134
USD	39,569	CAD	50,562	JPMorgan Chase Bank N.A.	12/20/17	364
USD	71,945	CAD	92,159	JPMorgan Chase Bank N.A.	12/20/17	487
USD	31,965	CAD	40,502	JPMorgan Chase Bank N.A.	12/20/17	560
USD	120,471	CAD	154,487	JPMorgan Chase Bank N.A.	12/20/17	685
USD	23,644	CAD	29,529	JPMorgan Chase Bank N.A.	12/20/17	747
USD	13,351	CAD	16,251	JPMorgan Chase Bank N.A.	12/20/17	751
USD	61,767	CAD	78,603	JPMorgan Chase Bank N.A.	12/20/17	819
USD	60,105	CAD	76,410	JPMorgan Chase Bank N.A.	12/20/17	858
USD	37,889	CAD	47,353	JPMorgan Chase Bank N.A.	12/20/17	1,173
USD	39,362	CAD	49,243	JPMorgan Chase Bank N.A.	12/20/17	1,180
USD	88,292	CAD	112,243	JPMorgan Chase Bank N.A.	12/20/17	1,261
USD	150,048	CAD	191,735	JPMorgan Chase Bank N.A.	12/20/17	1,381
USD	289,047	CAD	370,660	JPMorgan Chase Bank N.A.	12/20/17	1,645
USD	53,371	CAD	66,569	JPMorgan Chase Bank N.A.	12/20/17	1,754
USD	186,607	CAD	237,602	JPMorgan Chase Bank N.A.	12/20/17	2,375
USD	153,333	CAD	194,386	JPMorgan Chase Bank N.A.	12/20/17	2,610
USD	207,338	CAD	263,999	JPMorgan Chase Bank N.A.	12/20/17	2,639
USD	190,835	CAD	242,117	JPMorgan Chase Bank N.A.	12/20/17	3,102
USD	248,763	CAD	315,612	JPMorgan Chase Bank N.A.	12/20/17	4,044
USD	193,787	CAD	243,469	JPMorgan Chase Bank N.A.	12/20/17	5,007
USD	212,375	CAD	264,895	JPMorgan Chase Bank N.A.	12/20/17	6,981
USD	161,598	CAD	198,552	JPMorgan Chase Bank N.A.	12/20/17	7,645
USD	253,955	CAD	317,171	JPMorgan Chase Bank N.A.	12/20/17	8,028
USD	273,083	CAD	341,685	JPMorgan Chase Bank N.A.	12/20/17	8,147
USD	614,833	CAD	782,426	JPMorgan Chase Bank N.A.	12/20/17	8,156
USD	340,798	CAD	425,132	JPMorgan Chase Bank N.A.	12/20/17	11,160
USD	199,108	CAD	242,175	JPMorgan Chase Bank N.A.	12/20/17	11,331
USD	461,726	CAD	577,627	JPMorgan Chase Bank N.A.	12/20/17	13,846
USD	361,041	CAD	444,927	JPMorgan Chase Bank N.A.	12/20/17	16,054
USD	387,514	CAD	472,566	JPMorgan Chase Bank N.A.	12/20/17	21,096
USD	791,313	CAD	988,961	JPMorgan Chase Bank N.A.	12/20/17	24,494
USD	881,045	CAD	1,071,613	JPMorgan Chase Bank N.A.	12/20/17	50,139
USD	83,998	EUR	70,324	JPMorgan Chase Bank N.A.	12/20/17	173
USD	83,522	EUR	69,912	JPMorgan Chase Bank N.A.	12/20/17	188
USD	63,091	EUR	52,706	JPMorgan Chase Bank N.A.	12/20/17	266
USD	49,503	EUR	41,081	JPMorgan Chase Bank N.A.	12/20/17	535
USD	104,159	EUR	86,823	JPMorgan Chase Bank N.A.	12/20/17	667
USD	115,619	EUR	96,375	JPMorgan Chase Bank N.A.	12/20/17	741
USD	380,871	EUR	318,869	JPMorgan Chase Bank N.A.	12/20/17	783
USD	99,962	EUR	82,956	JPMorgan Chase Bank N.A.	12/20/17	1,080
USD	766,222	EUR	638,165	JPMorgan Chase Bank N.A.	12/20/17	5,537
USD	116,211	GBP	85,803	JPMorgan Chase Bank N.A.	12/20/17	70
USD	6,578	JPY	739,368	JPMorgan Chase Bank N.A.	12/20/17	—
USD	13,351	JPY	1,496,167	JPMorgan Chase Bank N.A.	12/20/17	40
USD	99,431	JPY	11,171,813	JPMorgan Chase Bank N.A.	12/20/17	44
USD	82,447	JPY	9,262,536	JPMorgan Chase Bank N.A.	12/20/17	45
USD	18,500	JPY	2,065,835	JPMorgan Chase Bank N.A.	12/20/17	122
USD	105,060	JPY	11,794,242	JPMorgan Chase Bank N.A.	12/20/17	136

12	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,441	JPY	15,881,591	JPMorgan Chase Bank N.A.	12/20/17	$155
USD	149,217	JPY	16,754,674	JPMorgan Chase Bank N.A.	12/20/17	163
USD	94,344	JPY	10,572,890	JPMorgan Chase Bank N.A.	12/20/17	285
USD	102,245	JPY	11,435,122	JPMorgan Chase Bank N.A.	12/20/17	515
USD	143,977	JPY	16,102,775	JPMorgan Chase Bank N.A.	12/20/17	723
USD	195,818	JPY	21,924,096	JPMorgan Chase Bank N.A.	12/20/17	776
USD	72,278	JPY	8,032,341	JPMorgan Chase Bank N.A.	12/20/17	820
USD	187,520	JPY	20,986,291	JPMorgan Chase Bank N.A.	12/20/17	821
USD	100,094	JPY	11,123,556	JPMorgan Chase Bank N.A.	12/20/17	1,136
USD	387,106	JPY	43,360,665	JPMorgan Chase Bank N.A.	12/20/17	1,359
USD	322,022	JPY	36,015,770	JPMorgan Chase Bank N.A.	12/20/17	1,617
USD	872,828	JPY	96,693,966	JPMorgan Chase Bank N.A.	12/20/17	12,615
USD	687,942	JPY	75,760,501	JPMorgan Chase Bank N.A.	12/20/17	13,959
USD	8,095	NOK	67,135	JPMorgan Chase Bank N.A.	12/20/17	20
USD	6,580	NOK	54,128	JPMorgan Chase Bank N.A.	12/20/17	68
USD	3,854	NOK	31,405	JPMorgan Chase Bank N.A.	12/20/17	76
USD	5,461	NOK	44,679	JPMorgan Chase Bank N.A.	12/20/17	87
USD	2,522	NOK	20,179	JPMorgan Chase Bank N.A.	12/20/17	94
USD	1,775	NOK	13,824	JPMorgan Chase Bank N.A.	12/20/17	112
USD	12,168	NOK	99,695	JPMorgan Chase Bank N.A.	12/20/17	176
USD	4,231	NOK	33,266	JPMorgan Chase Bank N.A.	12/20/17	230
USD	15,427	NOK	125,800	JPMorgan Chase Bank N.A.	12/20/17	294
USD	128,070	NOK	1,062,068	JPMorgan Chase Bank N.A.	12/20/17	311
USD	8,530	NOK	68,217	JPMorgan Chase Bank N.A.	12/20/17	325
USD	7,985	NOK	63,682	JPMorgan Chase Bank N.A.	12/20/17	325
USD	19,923	NOK	162,817	JPMorgan Chase Bank N.A.	12/20/17	338
USD	23,740	NOK	194,215	JPMorgan Chase Bank N.A.	12/20/17	378
USD	20,738	NOK	168,794	JPMorgan Chase Bank N.A.	12/20/17	433
USD	10,765	NOK	85,767	JPMorgan Chase Bank N.A.	12/20/17	447
USD	24,201	NOK	197,007	JPMorgan Chase Bank N.A.	12/20/17	503
USD	34,864	NOK	284,300	JPMorgan Chase Bank N.A.	12/20/17	665
USD	68,201	NOK	561,066	JPMorgan Chase Bank N.A.	12/20/17	709
USD	74,059	NOK	609,520	JPMorgan Chase Bank N.A.	12/20/17	738
USD	110,637	NOK	913,369	JPMorgan Chase Bank N.A.	12/20/17	766
USD	18,653	NOK	148,184	JPMorgan Chase Bank N.A.	12/20/17	827
USD	111,994	NOK	923,628	JPMorgan Chase Bank N.A.	12/20/17	889
USD	17,249	NOK	135,608	JPMorgan Chase Bank N.A.	12/20/17	937
USD	28,829	NOK	229,922	JPMorgan Chase Bank N.A.	12/20/17	1,172
USD	61,342	NOK	499,882	JPMorgan Chase Bank N.A.	12/20/17	1,210
USD	29,015	NOK	230,685	JPMorgan Chase Bank N.A.	12/20/17	1,265
USD	34,325	NOK	274,533	JPMorgan Chase Bank N.A.	12/20/17	1,301
USD	90,711	NOK	743,069	JPMorgan Chase Bank N.A.	12/20/17	1,326
USD	36,782	NOK	293,897	JPMorgan Chase Bank N.A.	12/20/17	1,428
USD	28,934	NOK	228,171	JPMorgan Chase Bank N.A.	12/20/17	1,487
USD	103,541	NOK	848,329	JPMorgan Chase Bank N.A.	12/20/17	1,494
USD	40,274	NOK	322,264	JPMorgan Chase Bank N.A.	12/20/17	1,508
USD	33,036	NOK	261,889	JPMorgan Chase Bank N.A.	12/20/17	1,532
USD	31,764	NOK	250,874	JPMorgan Chase Bank N.A.	12/20/17	1,586
USD	79,032	NOK	643,347	JPMorgan Chase Bank N.A.	12/20/17	1,642
USD	40,351	NOK	319,884	JPMorgan Chase Bank N.A.	12/20/17	1,872
USD	38,001	NOK	300,134	JPMorgan Chase Bank N.A.	12/20/17	1,898
USD	111,604	NOK	910,376	JPMorgan Chase Bank N.A.	12/20/17	2,093

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	13

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,431	NOK	382,672	JPMorgan Chase Bank N.A.	12/20/17	$2,399
USD	129,327	NOK	1,054,411	JPMorgan Chase Bank N.A.	12/20/17	2,490
USD	50,354	NOK	397,861	JPMorgan Chase Bank N.A.	12/20/17	2,494
USD	43,183	NOK	336,358	JPMorgan Chase Bank N.A.	12/20/17	2,722
USD	87,822	NOK	702,394	JPMorgan Chase Bank N.A.	12/20/17	3,330
USD	69,117	NOK	545,056	JPMorgan Chase Bank N.A.	12/20/17	3,551
USD	98,486	NOK	783,738	JPMorgan Chase Bank N.A.	12/20/17	4,209
USD	5,910	NZD	8,569	JPMorgan Chase Bank N.A.	12/20/17	55
USD	4,322	NZD	6,207	JPMorgan Chase Bank N.A.	12/20/17	81
USD	98,310	NZD	143,649	JPMorgan Chase Bank N.A.	12/20/17	154
USD	27,600	NZD	40,019	JPMorgan Chase Bank N.A.	12/20/17	255
USD	27,879	NZD	40,366	JPMorgan Chase Bank N.A.	12/20/17	297
USD	61,567	NZD	89,618	JPMorgan Chase Bank N.A.	12/20/17	331
USD	34,129	NZD	49,443	JPMorgan Chase Bank N.A.	12/20/17	344
USD	33,169	NZD	47,792	JPMorgan Chase Bank N.A.	12/20/17	513
USD	40,937	NZD	58,984	JPMorgan Chase Bank N.A.	12/20/17	633
USD	153,225	NZD	222,972	JPMorgan Chase Bank N.A.	12/20/17	867
USD	25,008	NZD	35,195	JPMorgan Chase Bank N.A.	12/20/17	959
USD	180,423	NZD	262,582	JPMorgan Chase Bank N.A.	12/20/17	999
USD	19,302	NZD	26,683	JPMorgan Chase Bank N.A.	12/20/17	1,070
USD	58,822	NZD	84,478	JPMorgan Chase Bank N.A.	12/20/17	1,097
USD	111,671	NZD	161,703	JPMorgan Chase Bank N.A.	12/20/17	1,179
USD	149,347	NZD	216,592	JPMorgan Chase Bank N.A.	12/20/17	1,349
USD	40,295	NZD	56,341	JPMorgan Chase Bank N.A.	12/20/17	1,797
USD	192,617	NZD	279,047	JPMorgan Chase Bank N.A.	12/20/17	1,942
USD	184,393	NZD	266,981	JPMorgan Chase Bank N.A.	12/20/17	1,964
USD	142,073	NZD	204,955	JPMorgan Chase Bank N.A.	12/20/17	2,026
USD	35,450	NZD	48,577	JPMorgan Chase Bank N.A.	12/20/17	2,257
USD	78,258	NZD	111,036	JPMorgan Chase Bank N.A.	12/20/17	2,386
USD	58,137	NZD	81,427	JPMorgan Chase Bank N.A.	12/20/17	2,498
USD	206,342	NZD	298,137	JPMorgan Chase Bank N.A.	12/20/17	2,624
USD	57,117	NZD	79,729	JPMorgan Chase Bank N.A.	12/20/17	2,638
USD	81,935	NZD	116,040	JPMorgan Chase Bank N.A.	12/20/17	2,644
USD	150,272	NZD	215,978	JPMorgan Chase Bank N.A.	12/20/17	2,693
USD	68,697	NZD	96,216	JPMorgan Chase Bank N.A.	12/20/17	2,952
USD	60,768	NZD	84,612	JPMorgan Chase Bank N.A.	12/20/17	2,952
USD	216,553	NZD	312,216	JPMorgan Chase Bank N.A.	12/20/17	3,214
USD	135,157	NZD	192,407	JPMorgan Chase Bank N.A.	12/20/17	3,684
USD	122,810	NZD	174,249	JPMorgan Chase Bank N.A.	12/20/17	3,744
USD	121,293	NZD	168,445	JPMorgan Chase Bank N.A.	12/20/17	6,194
USD	170,950	NZD	238,006	JPMorgan Chase Bank N.A.	12/20/17	8,319
USD	234,725	NZD	326,824	JPMorgan Chase Bank N.A.	12/20/17	11,404
USD	850	SEK	7,102	JPMorgan Chase Bank N.A.	12/20/17	—
USD	5,607	SEK	46,747	JPMorgan Chase Bank N.A.	12/20/17	13
USD	107,130	SEK	894,979	JPMorgan Chase Bank N.A.	12/20/17	22
USD	13,042	SEK	108,649	JPMorgan Chase Bank N.A.	12/20/17	39
USD	1,748	SEK	14,232	JPMorgan Chase Bank N.A.	12/20/17	45
USD	15,719	SEK	130,927	JPMorgan Chase Bank N.A.	12/20/17	50
USD	3,813	SEK	31,199	JPMorgan Chase Bank N.A.	12/20/17	79
USD	10,163	SEK	84,192	JPMorgan Chase Bank N.A.	12/20/17	87
USD	3,091	SEK	25,086	JPMorgan Chase Bank N.A.	12/20/17	89
USD	15,473	SEK	128,396	JPMorgan Chase Bank N.A.	12/20/17	107

14	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,621	SEK	45,758	JPMorgan Chase Bank N.A.	12/20/17	$145
USD	47,295	SEK	393,917	JPMorgan Chase Bank N.A.	12/20/17	152
USD	47,265	SEK	393,666	JPMorgan Chase Bank N.A.	12/20/17	152
USD	75,137	SEK	626,419	JPMorgan Chase Bank N.A.	12/20/17	169
USD	60,141	SEK	501,008	JPMorgan Chase Bank N.A.	12/20/17	182
USD	6,696	SEK	54,354	JPMorgan Chase Bank N.A.	12/20/17	191
USD	6,698	SEK	53,083	JPMorgan Chase Bank N.A.	12/20/17	346
USD	8,270	SEK	66,173	JPMorgan Chase Bank N.A.	12/20/17	350
USD	14,391	SEK	116,234	JPMorgan Chase Bank N.A.	12/20/17	480
USD	11,845	SEK	94,927	JPMorgan Chase Bank N.A.	12/20/17	484
USD	19,278	SEK	156,617	JPMorgan Chase Bank N.A.	12/20/17	535
USD	19,716	SEK	159,741	JPMorgan Chase Bank N.A.	12/20/17	598
USD	101,758	SEK	844,085	JPMorgan Chase Bank N.A.	12/20/17	741
USD	17,207	SEK	136,755	JPMorgan Chase Bank N.A.	12/20/17	841
USD	30,916	SEK	251,246	JPMorgan Chase Bank N.A.	12/20/17	847
USD	30,020	SEK	243,621	JPMorgan Chase Bank N.A.	12/20/17	864
USD	50,905	SEK	417,720	JPMorgan Chase Bank N.A.	12/20/17	913
USD	135,171	SEK	1,121,662	JPMorgan Chase Bank N.A.	12/20/17	933
USD	59,604	SEK	487,759	JPMorgan Chase Bank N.A.	12/20/17	1,230
USD	23,767	SEK	188,240	JPMorgan Chase Bank N.A.	12/20/17	1,239
USD	81,858	SEK	671,720	JPMorgan Chase Bank N.A.	12/20/17	1,469
USD	32,518	SEK	257,547	JPMorgan Chase Bank N.A.	12/20/17	1,695
USD	70,363	SEK	569,310	JPMorgan Chase Bank N.A.	12/20/17	2,229
USD	117,754	SEK	955,872	JPMorgan Chase Bank N.A.	12/20/17	3,358
USD	71,069	SEK	562,392	JPMorgan Chase Bank N.A.	12/20/17	3,763
USD	93,413	SEK	746,909	JPMorgan Chase Bank N.A.	12/20/17	4,025
USD	164,775	SEK	1,338,633	JPMorgan Chase Bank N.A.	12/20/17	4,572
USD	120,904	SEK	958,133	JPMorgan Chase Bank N.A.	12/20/17	6,237
USD	187,550	SEK	1,490,548	JPMorgan Chase Bank N.A.	12/20/17	9,165
USD	398,969	SEK	3,160,131	JPMorgan Chase Bank N.A.	12/20/17	20,773
USD	6,304,770	SEK	49,938,496	JPMorgan Chase Bank N.A.	12/20/17	328,269
EUR	420,000	USD	499,254	JPMorgan Chase Bank N.A.	1/11/18	2,117
GBP	155,594	USD	204,033	JPMorgan Chase Bank N.A.	1/11/18	6,753
SEK	1,680,345	USD	201,327	JPMorgan Chase Bank N.A.	1/11/18	112
USD	251	HKD	1,954	JPMorgan Chase Bank N.A.	1/11/18	—
USD	347,951	SEK	2,879,000	JPMorgan Chase Bank N.A.	1/11/18	2,818

						1,267,571

AUD	769,816	USD	612,633	JPMorgan Chase Bank N.A.	12/20/17	(30,397)
AUD	739,276	USD	586,147	JPMorgan Chase Bank N.A.	12/20/17	(27,010)
AUD	383,181	USD	306,221	JPMorgan Chase Bank N.A.	12/20/17	(16,409)
AUD	516,848	USD	404,367	JPMorgan Chase Bank N.A.	12/20/17	(13,459)
AUD	363,902	USD	286,597	JPMorgan Chase Bank N.A.	12/20/17	(11,367)
AUD	343,990	USD	268,887	JPMorgan Chase Bank N.A.	12/20/17	(8,717)
AUD	201,192	USD	157,752	JPMorgan Chase Bank N.A.	12/20/17	(5,584)
AUD	199,693	USD	156,233	JPMorgan Chase Bank N.A.	12/20/17	(5,199)
AUD	110,286	USD	87,442	JPMorgan Chase Bank N.A.	12/20/17	(4,029)
AUD	170,296	USD	132,381	JPMorgan Chase Bank N.A.	12/20/17	(3,581)
AUD	114,663	USD	90,291	JPMorgan Chase Bank N.A.	12/20/17	(3,568)
AUD	115,741	USD	90,942	JPMorgan Chase Bank N.A.	12/20/17	(3,403)
AUD	80,663	USD	64,193	JPMorgan Chase Bank N.A.	12/20/17	(3,185)
AUD	136,084	USD	105,786	JPMorgan Chase Bank N.A.	12/20/17	(2,861)
AUD	319,784	USD	244,619	JPMorgan Chase Bank N.A.	12/20/17	(2,757)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	15

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	97,216	USD	76,059	JPMorgan Chase Bank N.A.	12/20/17	$(2,532)
AUD	227,339	USD	174,096	JPMorgan Chase Bank N.A.	12/20/17	(2,153)
AUD	47,414	USD	37,876	JPMorgan Chase Bank N.A.	12/20/17	(2,015)
AUD	281,282	USD	214,594	JPMorgan Chase Bank N.A.	12/20/17	(1,852)
AUD	174,004	USD	133,414	JPMorgan Chase Bank N.A.	12/20/17	(1,810)
AUD	209,684	USD	160,348	JPMorgan Chase Bank N.A.	12/20/17	(1,757)
AUD	54,730	USD	43,125	JPMorgan Chase Bank N.A.	12/20/17	(1,731)
AUD	58,162	USD	45,382	JPMorgan Chase Bank N.A.	12/20/17	(1,393)
AUD	83,776	USD	64,604	JPMorgan Chase Bank N.A.	12/20/17	(1,242)
AUD	101,864	USD	78,202	JPMorgan Chase Bank N.A.	12/20/17	(1,159)
AUD	129,222	USD	98,849	JPMorgan Chase Bank N.A.	12/20/17	(1,114)
AUD	40,712	USD	31,888	JPMorgan Chase Bank N.A.	12/20/17	(1,097)
AUD	190,341	USD	144,657	JPMorgan Chase Bank N.A.	12/20/17	(696)
AUD	75,983	USD	58,129	JPMorgan Chase Bank N.A.	12/20/17	(660)
AUD	70,652	USD	54,083	JPMorgan Chase Bank N.A.	12/20/17	(647)
AUD	160,235	USD	121,819	JPMorgan Chase Bank N.A.	12/20/17	(629)
AUD	56,799	USD	43,582	JPMorgan Chase Bank N.A.	12/20/17	(623)
AUD	133,846	USD	101,844	JPMorgan Chase Bank N.A.	12/20/17	(612)
AUD	59,841	USD	45,780	JPMorgan Chase Bank N.A.	12/20/17	(520)
AUD	82,968	USD	63,266	JPMorgan Chase Bank N.A.	12/20/17	(514)
AUD	40,148	USD	30,822	JPMorgan Chase Bank N.A.	12/20/17	(457)
AUD	90,608	USD	68,944	JPMorgan Chase Bank N.A.	12/20/17	(414)
AUD	33,071	USD	25,375	JPMorgan Chase Bank N.A.	12/20/17	(363)
AUD	50,674	USD	38,594	JPMorgan Chase Bank N.A.	12/20/17	(267)
AUD	39,861	USD	30,395	JPMorgan Chase Bank N.A.	12/20/17	(247)
AUD	60,527	USD	46,016	JPMorgan Chase Bank N.A.	12/20/17	(238)
AUD	92,526	USD	70,174	JPMorgan Chase Bank N.A.	12/20/17	(194)
AUD	47,308	USD	35,953	JPMorgan Chase Bank N.A.	12/20/17	(173)
AUD	196,913	USD	149,039	JPMorgan Chase Bank N.A.	12/20/17	(107)
AUD	38,541	USD	29,231	JPMorgan Chase Bank N.A.	12/20/17	(81)
AUD	27,981	USD	21,205	JPMorgan Chase Bank N.A.	12/20/17	(42)
CAD	540,322	USD	444,206	JPMorgan Chase Bank N.A.	12/20/17	(25,251)
CAD	515,866	USD	417,410	JPMorgan Chase Bank N.A.	12/20/17	(17,418)
CAD	448,712	USD	359,844	JPMorgan Chase Bank N.A.	12/20/17	(11,922)
CAD	331,855	USD	268,753	JPMorgan Chase Bank N.A.	12/20/17	(11,440)
CAD	414,280	USD	331,179	JPMorgan Chase Bank N.A.	12/20/17	(9,955)
CAD	214,301	USD	176,092	JPMorgan Chase Bank N.A.	12/20/17	(9,928)
CAD	267,556	USD	216,992	JPMorgan Chase Bank N.A.	12/20/17	(9,535)
CAD	237,329	USD	193,185	JPMorgan Chase Bank N.A.	12/20/17	(9,165)
CAD	216,040	USD	175,212	JPMorgan Chase Bank N.A.	12/20/17	(7,699)
CAD	159,207	USD	130,886	JPMorgan Chase Bank N.A.	12/20/17	(7,440)
CAD	802,344	USD	628,704	JPMorgan Chase Bank N.A.	12/20/17	(6,583)
CAD	272,217	USD	217,544	JPMorgan Chase Bank N.A.	12/20/17	(6,473)
CAD	138,717	USD	113,985	JPMorgan Chase Bank N.A.	12/20/17	(6,426)
CAD	225,671	USD	181,279	JPMorgan Chase Bank N.A.	12/20/17	(6,298)
CAD	260,782	USD	208,471	JPMorgan Chase Bank N.A.	12/20/17	(6,266)
CAD	378,134	USD	299,423	JPMorgan Chase Bank N.A.	12/20/17	(6,226)
CAD	273,796	USD	218,277	JPMorgan Chase Bank N.A.	12/20/17	(5,981)
CAD	150,313	USD	122,354	JPMorgan Chase Bank N.A.	12/20/17	(5,805)
CAD	363,988	USD	287,964	JPMorgan Chase Bank N.A.	12/20/17	(5,735)
CAD	213,029	USD	169,832	JPMorgan Chase Bank N.A.	12/20/17	(4,654)
CAD	172,610	USD	138,341	JPMorgan Chase Bank N.A.	12/20/17	(4,502)

16	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	149,559	USD	120,139	JPMorgan Chase Bank N.A.	12/20/17	$(4,174)
CAD	603,539	USD	472,036	JPMorgan Chase Bank N.A.	12/20/17	(4,065)
CAD	370,103	USD	290,232	JPMorgan Chase Bank N.A.	12/20/17	(3,262)
CAD	102,194	USD	81,917	JPMorgan Chase Bank N.A.	12/20/17	(2,678)
CAD	72,122	USD	58,045	JPMorgan Chase Bank N.A.	12/20/17	(2,123)
CAD	87,229	USD	69,710	JPMorgan Chase Bank N.A.	12/20/17	(2,074)
CAD	172,675	USD	135,882	JPMorgan Chase Bank N.A.	12/20/17	(1,994)
CAD	258,135	USD	202,104	JPMorgan Chase Bank N.A.	12/20/17	(1,951)
CAD	188,230	USD	147,866	JPMorgan Chase Bank N.A.	12/20/17	(1,917)
CAD	51,259	USD	41,610	JPMorgan Chase Bank N.A.	12/20/17	(1,865)
CAD	52,169	USD	42,212	JPMorgan Chase Bank N.A.	12/20/17	(1,761)
CAD	535,629	USD	416,994	JPMorgan Chase Bank N.A.	12/20/17	(1,678)
CAD	60,687	USD	48,668	JPMorgan Chase Bank N.A.	12/20/17	(1,612)
CAD	277,527	USD	216,675	JPMorgan Chase Bank N.A.	12/20/17	(1,486)
CAD	39,906	USD	32,394	JPMorgan Chase Bank N.A.	12/20/17	(1,452)
CAD	42,919	USD	34,450	JPMorgan Chase Bank N.A.	12/20/17	(1,172)
CAD	69,407	USD	54,910	JPMorgan Chase Bank N.A.	12/20/17	(1,094)
CAD	106,825	USD	83,772	JPMorgan Chase Bank N.A.	12/20/17	(942)
CAD	102,951	USD	80,676	JPMorgan Chase Bank N.A.	12/20/17	(850)
CAD	22,164	USD	17,950	JPMorgan Chase Bank N.A.	12/20/17	(764)
CAD	65,620	USD	51,583	JPMorgan Chase Bank N.A.	12/20/17	(702)
CAD	69,984	USD	54,861	JPMorgan Chase Bank N.A.	12/20/17	(597)
CAD	263,597	USD	204,915	JPMorgan Chase Bank N.A.	12/20/17	(527)
CAD	18,439	USD	14,801	JPMorgan Chase Bank N.A.	12/20/17	(503)
CAD	167,427	USD	130,183	JPMorgan Chase Bank N.A.	12/20/17	(363)
CAD	7,146	USD	5,728	JPMorgan Chase Bank N.A.	12/20/17	(187)
CAD	164,708	USD	127,878	JPMorgan Chase Bank N.A.	12/20/17	(167)
CAD	19,530	USD	15,310	JPMorgan Chase Bank N.A.	12/20/17	(166)
CAD	5,944	USD	4,657	JPMorgan Chase Bank N.A.	12/20/17	(48)
CAD	11,969	USD	9,304	JPMorgan Chase Bank N.A.	12/20/17	(24)
EUR	1,221,228	USD	1,469,450	JPMorgan Chase Bank N.A.	12/20/17	(13,760)
EUR	537,332	USD	646,194	JPMorgan Chase Bank N.A.	12/20/17	(5,700)
EUR	579,045	USD	693,954	JPMorgan Chase Bank N.A.	12/20/17	(3,739)
EUR	131,938	USD	158,668	JPMorgan Chase Bank N.A.	12/20/17	(1,400)
EUR	88,153	USD	105,318	JPMorgan Chase Bank N.A.	12/20/17	(240)
GBP	88,587	USD	120,697	JPMorgan Chase Bank N.A.	12/20/17	(787)
GBP	29,374	USD	39,995	JPMorgan Chase Bank N.A.	12/20/17	(234)
GBP	8,934	USD	12,164	JPMorgan Chase Bank N.A.	12/20/17	(71)
JPY	210,815,687	USD	1,924,347	JPMorgan Chase Bank N.A.	12/20/17	(48,879)
JPY	95,024,967	USD	854,825	JPMorgan Chase Bank N.A.	12/20/17	(9,459)
JPY	67,028,642	USD	603,913	JPMorgan Chase Bank N.A.	12/20/17	(7,610)
JPY	67,188,715	USD	604,371	JPMorgan Chase Bank N.A.	12/20/17	(6,644)
JPY	42,226,893	USD	380,561	JPMorgan Chase Bank N.A.	12/20/17	(4,900)
JPY	13,131,741	USD	119,807	JPMorgan Chase Bank N.A.	12/20/17	(2,983)
JPY	25,856,617	USD	232,567	JPMorgan Chase Bank N.A.	12/20/17	(2,541)
JPY	58,438,888	USD	522,304	JPMorgan Chase Bank N.A.	12/20/17	(2,417)
JPY	61,238,544	USD	547,008	JPMorgan Chase Bank N.A.	12/20/17	(2,215)
JPY	18,707,751	USD	168,553	JPMorgan Chase Bank N.A.	12/20/17	(2,124)
JPY	35,006,719	USD	313,398	JPMorgan Chase Bank N.A.	12/20/17	(1,970)
JPY	24,065,851	USD	215,771	JPMorgan Chase Bank N.A.	12/20/17	(1,675)
JPY	45,677,878	USD	407,907	JPMorgan Chase Bank N.A.	12/20/17	(1,545)
JPY	31,081,558	USD	277,559	JPMorgan Chase Bank N.A.	12/20/17	(1,050)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	17

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	7,747,646	USD	69,724	JPMorgan Chase Bank N.A.	12/20/17	$(799)
JPY	18,837,091	USD	168,359	JPMorgan Chase Bank N.A.	12/20/17	(779)
JPY	3,297,697	USD	30,086	JPMorgan Chase Bank N.A.	12/20/17	(749)
JPY	7,033,310	USD	63,295	JPMorgan Chase Bank N.A.	12/20/17	(725)
JPY	8,938,998	USD	80,229	JPMorgan Chase Bank N.A.	12/20/17	(706)
JPY	29,776,866	USD	265,529	JPMorgan Chase Bank N.A.	12/20/17	(627)
JPY	4,382,040	USD	39,130	JPMorgan Chase Bank N.A.	12/20/17	(147)
NOK	15,692,452	USD	2,004,637	JPMorgan Chase Bank N.A.	12/20/17	(116,961)
NOK	1,220,532	USD	155,917	JPMorgan Chase Bank N.A.	12/20/17	(9,097)
NOK	1,314,571	USD	166,534	JPMorgan Chase Bank N.A.	12/20/17	(8,401)
NOK	1,414,909	USD	178,336	JPMorgan Chase Bank N.A.	12/20/17	(8,134)
NOK	998,696	USD	127,910	JPMorgan Chase Bank N.A.	12/20/17	(7,775)
NOK	763,279	USD	97,756	JPMorgan Chase Bank N.A.	12/20/17	(5,940)
NOK	838,091	USD	106,719	JPMorgan Chase Bank N.A.	12/20/17	(5,903)
NOK	748,170	USD	95,634	JPMorgan Chase Bank N.A.	12/20/17	(5,635)
NOK	644,376	USD	81,239	JPMorgan Chase Bank N.A.	12/20/17	(3,725)
NOK	630,331	USD	79,520	JPMorgan Chase Bank N.A.	12/20/17	(3,697)
NOK	636,792	USD	80,195	JPMorgan Chase Bank N.A.	12/20/17	(3,594)
NOK	418,235	USD	53,693	JPMorgan Chase Bank N.A.	12/20/17	(3,383)
NOK	693,592	USD	86,777	JPMorgan Chase Bank N.A.	12/20/17	(3,344)
NOK	404,540	USD	51,713	JPMorgan Chase Bank N.A.	12/20/17	(3,050)
NOK	1,098,932	USD	134,609	JPMorgan Chase Bank N.A.	12/20/17	(2,417)
NOK	364,073	USD	45,684	JPMorgan Chase Bank N.A.	12/20/17	(1,889)
NOK	828,952	USD	101,526	JPMorgan Chase Bank N.A.	12/20/17	(1,809)
NOK	591,632	USD	72,806	JPMorgan Chase Bank N.A.	12/20/17	(1,638)
NOK	471,392	USD	58,087	JPMorgan Chase Bank N.A.	12/20/17	(1,382)
NOK	279,328	USD	34,845	JPMorgan Chase Bank N.A.	12/20/17	(1,244)
NOK	129,549	USD	16,655	JPMorgan Chase Bank N.A.	12/20/17	(1,071)
NOK	131,706	USD	16,908	JPMorgan Chase Bank N.A.	12/20/17	(1,065)
NOK	334,874	USD	41,083	JPMorgan Chase Bank N.A.	12/20/17	(800)
NOK	205,359	USD	25,310	JPMorgan Chase Bank N.A.	12/20/17	(607)
NOK	72,794	USD	9,323	JPMorgan Chase Bank N.A.	12/20/17	(567)
NOK	193,587	USD	23,718	JPMorgan Chase Bank N.A.	12/20/17	(431)
NOK	142,431	USD	17,508	JPMorgan Chase Bank N.A.	12/20/17	(375)
NOK	130,624	USD	16,070	JPMorgan Chase Bank N.A.	12/20/17	(357)
NOK	49,556	USD	6,228	JPMorgan Chase Bank N.A.	12/20/17	(267)
NOK	104,276	USD	12,807	JPMorgan Chase Bank N.A.	12/20/17	(264)
NOK	42,131	USD	5,183	JPMorgan Chase Bank N.A.	12/20/17	(115)
NOK	23,429	USD	2,888	JPMorgan Chase Bank N.A.	12/20/17	(69)
NZD	6,598,722	USD	4,802,860	JPMorgan Chase Bank N.A.	12/20/17	(293,913)
NZD	430,386	USD	313,255	JPMorgan Chase Bank N.A.	12/20/17	(19,170)
NZD	434,780	USD	315,112	JPMorgan Chase Bank N.A.	12/20/17	(18,024)
NZD	320,383	USD	232,142	JPMorgan Chase Bank N.A.	12/20/17	(13,222)
NZD	331,152	USD	238,842	JPMorgan Chase Bank N.A.	12/20/17	(12,564)
NZD	243,185	USD	177,797	JPMorgan Chase Bank N.A.	12/20/17	(11,627)
NZD	223,535	USD	162,725	JPMorgan Chase Bank N.A.	12/20/17	(9,982)
NZD	181,450	USD	131,979	JPMorgan Chase Bank N.A.	12/20/17	(7,993)
NZD	133,640	USD	97,620	JPMorgan Chase Bank N.A.	12/20/17	(6,303)
NZD	114,621	USD	83,802	JPMorgan Chase Bank N.A.	12/20/17	(5,480)
NZD	129,317	USD	91,324	JPMorgan Chase Bank N.A.	12/20/17	(2,961)
NZD	99,076	USD	70,581	JPMorgan Chase Bank N.A.	12/20/17	(2,882)
NZD	111,185	USD	78,725	JPMorgan Chase Bank N.A.	12/20/17	(2,751)

18	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	58,196	USD	41,934	JPMorgan Chase Bank N.A.	12/20/17	$(2,168)
NZD	66,684	USD	47,684	JPMorgan Chase Bank N.A.	12/20/17	(2,119)
NZD	50,979	USD	36,683	JPMorgan Chase Bank N.A.	12/20/17	(1,849)
NZD	41,974	USD	30,049	JPMorgan Chase Bank N.A.	12/20/17	(1,367)
NZD	20,114	USD	14,771	JPMorgan Chase Bank N.A.	12/20/17	(1,027)
NZD	23,703	USD	17,179	JPMorgan Chase Bank N.A.	12/20/17	(983)
NZD	13,195	USD	9,690	JPMorgan Chase Bank N.A.	12/20/17	(674)
NZD	14,060	USD	10,235	JPMorgan Chase Bank N.A.	12/20/17	(628)
NZD	135,906	USD	93,350	JPMorgan Chase Bank N.A.	12/20/17	(485)
NZD	98,948	USD	68,080	JPMorgan Chase Bank N.A.	12/20/17	(468)
NZD	129,758	USD	89,046	JPMorgan Chase Bank N.A.	12/20/17	(382)
NZD	73,527	USD	50,596	JPMorgan Chase Bank N.A.	12/20/17	(355)
NZD	52,781	USD	36,340	JPMorgan Chase Bank N.A.	12/20/17	(274)
NZD	37,257	USD	25,690	JPMorgan Chase Bank N.A.	12/20/17	(232)
NZD	3,692	USD	2,685	JPMorgan Chase Bank N.A.	12/20/17	(163)
NZD	26,992	USD	18,588	JPMorgan Chase Bank N.A.	12/20/17	(144)
NZD	21,842	USD	15,028	JPMorgan Chase Bank N.A.	12/20/17	(103)
NZD	15,825	USD	10,893	JPMorgan Chase Bank N.A.	12/20/17	(80)
NZD	231,687	USD	158,392	JPMorgan Chase Bank N.A.	12/20/17	(79)
NZD	7,982	USD	5,522	JPMorgan Chase Bank N.A.	12/20/17	(68)
NZD	1,663	USD	1,199	JPMorgan Chase Bank N.A.	12/20/17	(63)
NZD	6,475	USD	4,458	JPMorgan Chase Bank N.A.	12/20/17	(34)
NZD	842	USD	608	JPMorgan Chase Bank N.A.	12/20/17	(33)
SEK	867,403	USD	109,502	JPMorgan Chase Bank N.A.	12/20/17	(5,694)
SEK	1,141,126	USD	142,090	JPMorgan Chase Bank N.A.	12/20/17	(5,524)
SEK	1,295,085	USD	159,502	JPMorgan Chase Bank N.A.	12/20/17	(4,510)
SEK	949,205	USD	117,611	JPMorgan Chase Bank N.A.	12/20/17	(4,013)
SEK	1,098,944	USD	135,098	JPMorgan Chase Bank N.A.	12/20/17	(3,579)
SEK	536,716	USD	67,331	JPMorgan Chase Bank N.A.	12/20/17	(3,098)
SEK	702,626	USD	85,968	JPMorgan Chase Bank N.A.	12/20/17	(1,879)
SEK	424,524	USD	52,660	JPMorgan Chase Bank N.A.	12/20/17	(1,854)
SEK	363,054	USD	44,942	JPMorgan Chase Bank N.A.	12/20/17	(1,493)
SEK	320,112	USD	39,627	JPMorgan Chase Bank N.A.	12/20/17	(1,317)
SEK	189,082	USD	23,870	JPMorgan Chase Bank N.A.	12/20/17	(1,241)
SEK	320,911	USD	39,363	JPMorgan Chase Bank N.A.	12/20/17	(957)
SEK	159,395	USD	19,996	JPMorgan Chase Bank N.A.	12/20/17	(920)
SEK	127,959	USD	16,179	JPMorgan Chase Bank N.A.	12/20/17	(865)
SEK	189,916	USD	23,426	JPMorgan Chase Bank N.A.	12/20/17	(697)
SEK	65,008	USD	8,095	JPMorgan Chase Bank N.A.	12/20/17	(315)
SEK	68,116	USD	8,440	JPMorgan Chase Bank N.A.	12/20/17	(288)
SEK	68,463	USD	8,475	JPMorgan Chase Bank N.A.	12/20/17	(281)
SEK	40,973	USD	5,139	JPMorgan Chase Bank N.A.	12/20/17	(235)
SEK	60,208	USD	7,433	JPMorgan Chase Bank N.A.	12/20/17	(227)
SEK	33,145	USD	4,157	JPMorgan Chase Bank N.A.	12/20/17	(190)
SEK	38,057	USD	4,698	JPMorgan Chase Bank N.A.	12/20/17	(144)
SEK	546,452	USD	65,537	JPMorgan Chase Bank N.A.	12/20/17	(139)
SEK	923,901	USD	110,575	JPMorgan Chase Bank N.A.	12/20/17	(6)
USD	239,968	EUR	204,000	J.P. Morgan Securities LLC	12/20/17	(3,198)
USD	622,529	EUR	533,621	JPMorgan Chase Bank N.A.	12/20/17	(13,541)
USD	575,794	EUR	489,990	JPMorgan Chase Bank N.A.	12/20/17	(8,269)
USD	858,419	EUR	726,783	JPMorgan Chase Bank N.A.	12/20/17	(7,898)
USD	280,846	EUR	241,389	JPMorgan Chase Bank N.A.	12/20/17	(6,887)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	19

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	660,507	EUR	559,131	JPMorgan Chase Bank N.A.	12/20/17	$(5,971)
USD	498,900	EUR	423,422	JPMorgan Chase Bank N.A.	12/20/17	(5,815)
USD	537,141	EUR	455,342	JPMorgan Chase Bank N.A.	12/20/17	(5,621)
USD	537,371	EUR	454,782	JPMorgan Chase Bank N.A.	12/20/17	(4,724)
USD	529,566	EUR	448,179	JPMorgan Chase Bank N.A.	12/20/17	(4,659)
USD	318,350	EUR	270,857	JPMorgan Chase Bank N.A.	12/20/17	(4,509)
USD	179,826	EUR	154,565	JPMorgan Chase Bank N.A.	12/20/17	(4,414)
USD	540,954	EUR	457,521	JPMorgan Chase Bank N.A.	12/20/17	(4,406)
USD	694,228	EUR	586,076	JPMorgan Chase Bank N.A.	12/20/17	(4,368)
USD	196,176	EUR	167,965	JPMorgan Chase Bank N.A.	12/20/17	(4,036)
USD	528,074	EUR	445,780	JPMorgan Chase Bank N.A.	12/20/17	(3,291)
USD	158,891	EUR	136,042	JPMorgan Chase Bank N.A.	12/20/17	(3,269)
USD	112,608	EUR	96,787	JPMorgan Chase Bank N.A.	12/20/17	(2,761)
USD	381,163	EUR	321,386	JPMorgan Chase Bank N.A.	12/20/17	(1,939)
USD	127,460	EUR	108,164	JPMorgan Chase Bank N.A.	12/20/17	(1,470)
USD	109,589	EUR	93,056	JPMorgan Chase Bank N.A.	12/20/17	(1,332)
USD	105,304	EUR	89,365	JPMorgan Chase Bank N.A.	12/20/17	(1,219)
USD	38,314	EUR	32,842	JPMorgan Chase Bank N.A.	12/20/17	(833)
USD	66,078	EUR	56,088	JPMorgan Chase Bank N.A.	12/20/17	(778)
USD	73,664	EUR	62,446	JPMorgan Chase Bank N.A.	12/20/17	(771)
USD	113,984	EUR	96,227	JPMorgan Chase Bank N.A.	12/20/17	(717)
USD	169,089	EUR	142,439	JPMorgan Chase Bank N.A.	12/20/17	(697)
USD	73,293	EUR	62,044	JPMorgan Chase Bank N.A.	12/20/17	(663)
USD	73,695	EUR	62,369	JPMorgan Chase Bank N.A.	12/20/17	(648)
USD	72,625	EUR	61,464	JPMorgan Chase Bank N.A.	12/20/17	(639)
USD	86,703	EUR	73,191	JPMorgan Chase Bank N.A.	12/20/17	(540)
USD	60,026	EUR	50,768	JPMorgan Chase Bank N.A.	12/20/17	(489)
USD	390,255	EUR	327,804	JPMorgan Chase Bank N.A.	12/20/17	(484)
USD	39,765	EUR	33,753	JPMorgan Chase Bank N.A.	12/20/17	(468)
USD	60,241	EUR	50,828	JPMorgan Chase Bank N.A.	12/20/17	(346)
USD	12,125	EUR	10,377	JPMorgan Chase Bank N.A.	12/20/17	(244)
USD	422,303	EUR	354,448	JPMorgan Chase Bank N.A.	12/20/17	(195)
USD	6,301	EUR	5,424	JPMorgan Chase Bank N.A.	12/20/17	(164)
USD	7,591	EUR	6,497	JPMorgan Chase Bank N.A.	12/20/17	(153)
USD	1,017,001	GBP	777,854	JPMorgan Chase Bank N.A.	12/20/17	(35,891)
USD	1,504,241	GBP	1,127,455	JPMorgan Chase Bank N.A.	12/20/17	(21,866)
USD	603,657	GBP	458,569	JPMorgan Chase Bank N.A.	12/20/17	(17,056)
USD	825,678	GBP	620,903	JPMorgan Chase Bank N.A.	12/20/17	(14,767)
USD	549,949	GBP	417,165	JPMorgan Chase Bank N.A.	12/20/17	(14,719)
USD	397,400	GBP	303,162	JPMorgan Chase Bank N.A.	12/20/17	(12,956)
USD	391,413	GBP	297,580	JPMorgan Chase Bank N.A.	12/20/17	(11,387)
USD	474,043	GBP	357,224	JPMorgan Chase Bank N.A.	12/20/17	(9,490)
USD	423,507	GBP	319,790	JPMorgan Chase Bank N.A.	12/20/17	(9,357)
USD	355,789	GBP	269,416	JPMorgan Chase Bank N.A.	12/20/17	(8,889)
USD	774,003	GBP	578,340	JPMorgan Chase Bank N.A.	12/20/17	(8,829)
USD	371,379	GBP	280,870	JPMorgan Chase Bank N.A.	12/20/17	(8,802)
USD	277,960	GBP	211,795	JPMorgan Chase Bank N.A.	12/20/17	(8,723)
USD	252,853	GBP	191,876	JPMorgan Chase Bank N.A.	12/20/17	(6,867)
USD	206,920	GBP	157,852	JPMorgan Chase Bank N.A.	12/20/17	(6,746)
USD	216,085	GBP	164,108	JPMorgan Chase Bank N.A.	12/20/17	(6,049)
USD	185,023	GBP	140,773	JPMorgan Chase Bank N.A.	12/20/17	(5,526)
USD	291,408	GBP	219,086	JPMorgan Chase Bank N.A.	12/20/17	(5,144)

20	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	158,141	GBP	120,497	JPMorgan Chase Bank N.A.	12/20/17	$(4,963)
USD	193,455	GBP	146,491	JPMorgan Chase Bank N.A.	12/20/17	(4,833)
USD	168,077	GBP	127,674	JPMorgan Chase Bank N.A.	12/20/17	(4,741)
USD	153,763	GBP	116,682	JPMorgan Chase Bank N.A.	12/20/17	(4,176)
USD	109,040	GBP	82,719	JPMorgan Chase Bank N.A.	12/20/17	(2,927)
USD	137,066	GBP	103,289	JPMorgan Chase Bank N.A.	12/20/17	(2,744)
USD	107,800	GBP	81,559	JPMorgan Chase Bank N.A.	12/20/17	(2,597)
USD	93,811	GBP	71,166	JPMorgan Chase Bank N.A.	12/20/17	(2,518)
USD	77,478	GBP	59,031	JPMorgan Chase Bank N.A.	12/20/17	(2,425)
USD	68,721	GBP	52,490	JPMorgan Chase Bank N.A.	12/20/17	(2,328)
USD	102,509	GBP	77,086	JPMorgan Chase Bank N.A.	12/20/17	(1,833)
USD	96,009	GBP	71,881	JPMorgan Chase Bank N.A.	12/20/17	(1,288)
USD	37,529	GBP	28,508	JPMorgan Chase Bank N.A.	12/20/17	(1,059)
USD	43,265	GBP	32,721	JPMorgan Chase Bank N.A.	12/20/17	(1,025)
USD	31,911	GBP	24,261	JPMorgan Chase Bank N.A.	12/20/17	(928)
USD	55,591	GBP	41,538	JPMorgan Chase Bank N.A.	12/20/17	(634)
USD	31,018	GBP	23,320	JPMorgan Chase Bank N.A.	12/20/17	(548)
USD	10,640	GBP	8,117	JPMorgan Chase Bank N.A.	12/20/17	(347)
USD	262,638	GBP	194,285	JPMorgan Chase Bank N.A.	12/20/17	(343)
USD	4,859	GBP	3,676	JPMorgan Chase Bank N.A.	12/20/17	(117)
USD	4,128	GBP	3,122	JPMorgan Chase Bank N.A.	12/20/17	(97)
USD	258,297	GBP	190,888	JPMorgan Chase Bank N.A.	12/20/17	(86)
USD	2,032	GBP	1,534	JPMorgan Chase Bank N.A.	12/20/17	(45)
USD	4,637	GBP	3,432	JPMorgan Chase Bank N.A.	12/20/17	(8)
USD	29,877	GBP	22,075	JPMorgan Chase Bank N.A.	12/20/17	(4)
USD	6,789	GBP	5,017	JPMorgan Chase Bank N.A.	12/20/17	(2)
USD	670,543	JPY	76,455,896	JPMorgan Chase Bank N.A.	12/20/17	(9,627)
USD	398,090	JPY	45,372,333	JPMorgan Chase Bank N.A.	12/20/17	(5,554)
USD	412,977	JPY	47,026,569	JPMorgan Chase Bank N.A.	12/20/17	(5,383)
USD	510,748	JPY	57,988,014	JPMorgan Chase Bank N.A.	12/20/17	(5,127)
USD	259,286	JPY	29,552,007	JPMorgan Chase Bank N.A.	12/20/17	(3,616)
USD	361,990	JPY	41,075,285	JPMorgan Chase Bank N.A.	12/20/17	(3,426)
USD	274,908	JPY	31,183,486	JPMorgan Chase Bank N.A.	12/20/17	(2,508)
USD	169,422	JPY	19,292,431	JPMorgan Chase Bank N.A.	12/20/17	(2,208)
USD	183,279	JPY	20,828,280	JPMorgan Chase Bank N.A.	12/20/17	(2,014)
USD	171,618	JPY	19,503,103	JPMorgan Chase Bank N.A.	12/20/17	(1,886)
USD	191,996	JPY	21,791,546	JPMorgan Chase Bank N.A.	12/20/17	(1,867)
USD	151,610	JPY	17,230,383	JPMorgan Chase Bank N.A.	12/20/17	(1,676)
USD	116,699	JPY	13,300,665	JPMorgan Chase Bank N.A.	12/20/17	(1,627)
USD	146,030	JPY	16,564,472	JPMorgan Chase Bank N.A.	12/20/17	(1,332)
USD	105,534	JPY	11,978,123	JPMorgan Chase Bank N.A.	12/20/17	(1,026)
USD	67,235	JPY	7,666,190	JPMorgan Chase Bank N.A.	12/20/17	(965)
USD	103,952	JPY	11,790,407	JPMorgan Chase Bank N.A.	12/20/17	(938)
USD	76,424	JPY	8,687,191	JPMorgan Chase Bank N.A.	12/20/17	(859)
USD	25,717	JPY	2,931,063	JPMorgan Chase Bank N.A.	12/20/17	(359)
USD	25,771	JPY	2,927,745	JPMorgan Chase Bank N.A.	12/20/17	(275)
USD	291,117	JPY	32,740,369	JPMorgan Chase Bank N.A.	12/20/17	(150)
USD	197,577	JPY	22,220,441	JPMorgan Chase Bank N.A.	12/20/17	(102)
USD	295,914	JPY	33,268,614	JPMorgan Chase Bank N.A.	12/20/17	(52)
USD	719,032	JPY	80,829,854	JPMorgan Chase Bank N.A.	12/20/17	(50)
USD	229,672	JPY	25,821,269	JPMorgan Chase Bank N.A.	12/20/17	(40)
USD	99,811	JPY	11,220,257	JPMorgan Chase Bank N.A.	12/20/17	(7)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	21

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,323	NZD	60,711	JPMorgan Chase Bank N.A.	12/20/17	$(161)
USD	6,212	NZD	9,126	JPMorgan Chase Bank N.A.	12/20/17	(24)
USD	45,378	NZD	66,442	JPMorgan Chase Bank N.A.	12/20/17	(22)
USD	19,305	NZD	28,266	JPMorgan Chase Bank N.A.	12/20/17	(9)
USD	136,039	SEK	1,144,338	JPMorgan Chase Bank N.A.	12/20/17	(912)
USD	44,088	SEK	373,728	JPMorgan Chase Bank N.A.	12/20/17	(639)
USD	140,091	SEK	1,174,217	JPMorgan Chase Bank N.A.	12/20/17	(436)
USD	90,963	SEK	761,667	JPMorgan Chase Bank N.A.	12/20/17	(191)
USD	102,564	SEK	857,607	JPMorgan Chase Bank N.A.	12/20/17	(72)
USD	93,923	SEK	785,283	JPMorgan Chase Bank N.A.	12/20/17	(58)
USD	93,003	SEK	777,496	JPMorgan Chase Bank N.A.	12/20/17	(45)
USD	12,309	SEK	103,065	JPMorgan Chase Bank N.A.	12/20/17	(26)
USD	2,481	SEK	20,867	JPMorgan Chase Bank N.A.	12/20/17	(17)
USD	24,354	SEK	203,595	JPMorgan Chase Bank N.A.	12/20/17	(12)
USD	1,369	SEK	11,468	JPMorgan Chase Bank N.A.	12/20/17	(3)
USD	1,379,451	EUR	1,167,700	Bank of America N.A.	1/08/18	(14,227)
USD	491,234	CHF	486,597	JPMorgan Chase Bank N.A.	1/11/18	(5,261)
USD	18,351	CHF	18,016	JPMorgan Chase Bank N.A.	1/11/18	(31)
USD	271,535	DKK	1,727,794	JPMorgan Chase Bank N.A.	1/11/18	(5,628)
USD	1,688,192	EUR	1,443,760	JPMorgan Chase Bank N.A.	1/11/18	(35,283)
USD	215,845	EUR	183,201	JPMorgan Chase Bank N.A.	1/11/18	(2,849)
USD	247,250	EUR	209,432	JPMorgan Chase Bank N.A.	1/11/18	(2,758)
USD	134,599	EUR	114,416	JPMorgan Chase Bank N.A.	1/11/18	(1,984)
USD	219,139	EUR	184,393	JPMorgan Chase Bank N.A.	1/11/18	(978)
USD	152,227	EUR	128,210	JPMorgan Chase Bank N.A.	1/11/18	(823)
USD	18,525	EUR	15,647	JPMorgan Chase Bank N.A.	1/11/18	(154)
USD	7,591	EUR	6,430	JPMorgan Chase Bank N.A.	1/11/18	(85)
USD	3,308	EUR	2,813	JPMorgan Chase Bank N.A.	1/11/18	(50)
USD	146,598	GBP	110,000	JPMorgan Chase Bank N.A.	1/11/18	(2,421)
USD	71,405	SEK	604,676	JPMorgan Chase Bank N.A.	1/11/18	(1,083)
USD	73,138	SEK	612,020	JPMorgan Chase Bank N.A.	1/11/18	(230)
USD	23,902	SEK	199,491	JPMorgan Chase Bank N.A.	1/11/18	(13)

						(1,684,627)

	Net Unrealized Depreciation					$(417,056)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rayonier Advanced Materials, Inc.	14	12/15/17	USD	17.50	USD	26	$1,960
S&P 500 Index	4	12/15/17	USD	2,570.00	USD	1,059	32,660
S&P 500 Index	4	1/12/18	USD	2,640.00	USD	1,059	15,320
Dell Technologies, Inc.	33	1/19/18	USD	70.00	USD	258	30,360
iShares FTSE/Xinhua China 25 Index ETF	394	1/19/18	USD	45.00	USD	1,819	67,768
iShares MSCI EAFE Index ETF	139	1/19/18	USD	66.00	USD	975	57,337
iShares MSCI EAFE Index ETF	55	1/19/18	USD	69.00	USD	386	7,232
iShares MSCI Emerging Markets Index ETF	104	1/19/18	USD	44.00	USD	479	24,648
Rayonier Advanced Materials, Inc.	11	1/19/18	USD	20.00	USD	21	468
SPDR Euro STOXX 50 ETF	631	1/19/18	USD	42.00	USD	2,612	23,031
VMware, Inc.	33	1/19/18	USD	115.00	USD	396	29,205
Southwestern Energy Co.	12	3/16/18	USD	8.00	USD	8	372

22	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Time Warner, Inc.	34	3/16/18	USD	92.50	USD	311	$14,705
VMware, Inc.	15	3/16/18	USD	140.00	USD	180	2,625
Weibo Corp.— ADR	10	4/20/18	USD	140.00	USD	109	3,900
Zions Bancorp	67	4/20/18	USD	48.00	USD	332	28,642
Teva Pharmaceutical Industries Ltd. — ADR	30	6/15/18	USD	12.50	USD	44	10,650

							350,883

Put
Bank of America Corp.	150	12/15/17	USD	18.00	USD	423	150
Euro STOXX 50 Index	19	12/15/17	EUR	3,550.00	EUR	678	5,642
iShares iBoxx $ High Yield Corporate Bond ETF	88	12/15/17	USD	86.00	USD	772	748
S&P 500 Index	2	12/15/17	USD	2,480.00	USD	530	295
Golar LNG Ltd.	59	1/19/18	USD	15.00	USD	146	590
Hess Corp.	117	1/19/18	USD	37.50	USD	537	2,691
iShares FTSE/Xinhua China 25 Index ETF	326	1/19/18	USD	39.00	USD	1,505	5,216
iShares FTSE/Xinhua China 25 Index ETF	82	1/19/18	USD	48.00	USD	379	25,830
iShares FTSE/Xinhua China 25 Index ETF	183	1/19/18	USD	42.00	USD	845	7,412
iShares MSCI EAFE Index ETF	157	1/19/18	USD	62.00	USD	1,101	2,198
iShares MSCI EAFE Index ETF	309	1/19/18	USD	66.00	USD	2,166	8,652
iShares MSCI EAFE Index Fund ETF	82	1/19/18	USD	71.00	USD	575	15,744
iShares MSCI Emerging Markets Index ETF	179	1/19/18	USD	44.00	USD	825	10,471
Pioneer Natural Resources Co.	35	1/19/18	USD	120.00	USD	546	613
SPDR Euro STOXX 50 ETF	82	1/19/18	USD	42.00	USD	339	8,938
Tesla, Inc.	27	1/19/18	USD	110.00	USD	834	162
Rexnord Corp.	21	2/16/18	USD	20.00	USD	52	263
Dynegy, Inc.	41	3/16/18	USD	11.00	USD	50	1,948
TCF Financial Corp.	82	7/20/18	USD	22.50	USD	167	22,960
Tesla, Inc.	7	1/18/19	USD	260.00	USD	216	20,423

							140,946

Total							$491,829

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AgroFresh Solutions, Inc.	13	1/19/18	USD	7.50	USD	8	$(325)
iShares FTSE/Xinhua China 25 Index ETF	39	1/19/18	USD	40.00	USD	180	(24,278)
S&P 500 Index	10	1/19/18	USD	2,600.00	USD	2,648	(71,500)
S&P 500 Index	9	1/19/18	USD	2,450.00	USD	2,383	(183,465)
S&P 500 Index	4	1/19/18	USD	2,475.00	USD	1,059	(73,300)
S&P 500 Index	2	1/19/18	USD	2,525.00	USD	530	(27,330)
VMware, Inc.	22	1/19/18	USD	90.00	USD	264	(66,880)
Time Warner, Inc.	34	3/16/18	USD	100.00	USD	311	(5,355)

							(452,433)

Put
S&P 500 Index	4	12/15/17	USD	2,570.00	USD	1,059	(1,520)
Pioneer Natural Resources Co.	35	1/19/18	USD	90.00	USD	546	(1,225)
S&P 500 Index	7	1/19/18	USD	2,450.00	USD	1,853	(4,270)
S&P 500 Index	6	1/19/18	USD	2,325.00	USD	1,589	(1,590)
S&P 500 Index	4	1/19/18	USD	2,425.00	USD	1,059	(1,940)
S&P 500 Index	7	1/19/18	USD	2,475.00	USD	1,853	(5,145)
Bank of America Corp.	150	1/18/19	USD	25.00	USD	423	(25,725)

							(41,415)

Total							$(493,848)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	23

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of France	0.25%	Quarterly	12/20/19	USD	900	$3,973	$728	$3,245

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (1)	Notional Amount (000) (2)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of France	0.25%	Quarterly	12/20/19	AA	USD	900	$(3,972)	$3,168	$(7,140)

(1)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SuperValu, Inc.	5.00%	Quarterly	J.P. Morgan Securities LLC	12/20/22	USD	232	$15,583	$18,864	$(3,281)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference Entity	Payment Frequency	Rate	Payment Frequency
STOXX Europe 600 Automobiles & Parts Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	121	$(19,350)	$—	$(19,350)
STOXX Europe 600 Chemicals Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	146	562	—	562
STOXX Europe 600 Basic Resources Index	At Termination	3-month EURIBOR	At Termination	Morgan Stanley & Co. International PLC	12/31/49	EUR	31	(19,628)	—	(19,628)
STOXX Europe 600 Gross Index(a)	Monthly	6-month EURIBOR	Monthly	Morgan Stanley &Co. International PLC	12/31/49	EUR	1,025	782	—	782
STOXX Europe 600 Utilities Index	Quarterly	3-month EURIBOR	Quarterly	Morgan Stanley & Co. International PLC	12/31/49	EUR	201	5,111	—	5,111

Total								$(32,523)	$—	$(32,523)

(a)	This is a custom index comprised of 77.74% STOXX Europe Large 200, 15.44% STOXX Europe Mid 200, and 6.82% STOXX Europe Small 200.

24	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount		Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	5/09/18-12/27/18	USD	2,800,337	$(12,419	)(b)	$2,788,428

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-988 basis points.The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

USD 1 Month

(b)	Amount includes $(510) of net dividends.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 5/09/18-12/27/18:

	Shares	Value
Reference Entity — Long

Auto Components — 3.6%
Aptiv PLC	428	$44,799
Gestamp Automocion SA	7,982	56,243

		101,042
Automobiles — 10.5%
Renault SA	2,877	292,123

Banks — 25.6%
Credit Agricole SA	20,921	352,499
Lloyds Banking Group PLC	405,457	361,843

		714,342
Chemicals — 9.5%
Akzo Nobel NV	577	51,989
Arkema SA	1,749	214,003

		265,992
Construction & Engineering — 4.7%
Vinci SA	1,281	130,859

Electric Utilities — 3.7%
Electricite de France SA	7,933	103,959

Electrical Equipment — 5.1%
Schneider Electric SE	1,664	143,005

Food & Staples Retailing — 3.8%
TESCO Plc	40,774	107,005

Insurance — 31.8%
Legal & General Group PLC	19,432	70,271
Phoenix Group Holdings	28,354	292,430
Prudential PLC	20,896	525,277

		887,978
Investment Companies — 7.4%
Altaba, Inc.	2,948	206,537

Metals & Mining — 9.7%
South32 Ltd.	111,808	269,907

Pharmaceuticals — 5.1%
GlaxoSmithKline Plc	8,142	140,876

Real Estate Management & Development — 4.1%
Aroundtown, S.A.	15,148	113,949

Road & Rail — 2.3%
Ald, S.A.	4,045	64,226

Textiles, Apparel & Luxury Goods — 9.5%
LVMH Moet Hennessy Louis Vuitton SA	909	264,802

Transportation Infrastructure — 25.6%
Abertis Infraestructuras SA	25,836	576,421
Aena SA	689	136,989

		713,410

Total Reference Entity — Long		$4,520,012

	Shares	Value
Reference Entity — Short

Aerospace & Defense — (2.6)%
Cobham PLC	18,107	$(31,100)
Meggitt PLC	6,384	(41,845)

		(72,945)
Auto Components — (2.7)%
Faurecia	990	(75,698)

Chemicals — (3.7)%
Filtrona PLC	6,337	(43,322)
Johnson Matthey PLC	1,486	(60,910)

		(104,232)
Commercial Services & Supplies — (1.8)%
Serco Group PLC	40,042	(51,533)

Diversified Telecommunication Services — (1.1)%
Inmarsat PLC	4,494	(29,370)

Electronic Equipment, Instruments & Components — (1.1)%
Ingenico Group, S.A.	295	(30,913)

Equity Real Estate Investment Trusts (REITs) — (1.7)%
Klepierre SA	1,131	(46,671)

Food & Staples Retailing — (4.0)%
Carrefour SA	1,579	(33,121)
J, S.A.insbury PLC	11,751	(36,897)
METRO AG	2,113	(41,274)

		(111,292)
Food Products — (1.1)%
Dairy Crest Group PLC	3,969	(29,978)

Health Care Providers & Services — (2.1)%
Nmc Health PLC	1,495	(57,655)

Hotels, Restaurants & Leisure — (1.6)%
Greggs PLC	2,484	(44,612)

Insurance — (1.2)%
Admiral Group PLC	1,329	(34,577)

Media — (8.7)%
Eutelsat Communications SA	801	(18,121)
JCDecaux SA	894	(37,227)
Publicis Groupe SA	570	(37,841)
Wpp PLC	8,416	(148,529)

		(241,718)

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	25

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

	Shares	Value
Metals & Mining — (11.3)%
BHP Billiton Ltd. — ADR	5,888	$(244,646)
Glencore PLC	15,461	(71,126)

		(315,772)
Multiline Retail — (1.8)%
Marks & Spencer Group PLC	11,948	(50,608)

Multi-Utilities — (8.2)%
Engie SA	13,031	(228,077)

Professional Services — (2.7)%
Intertek Group PLC	1,076	(76,140)

Software — (0.5)%
Sage Group PLC	1,339	(14,024)

Specialty Retail — (2.9)%
Card Factory PLC	11,675	(43,294)
Lookers PLC	28,081	(36,850)

		(80,144)
Textiles, Apparel & Luxury Goods — (0.7)%
Hugo Boss AG	241	(19,849)

Trading Companies & Distributors — (0.6)%
Travis Perkins PLC	725	(15,776)

Total Reference Entity — Short		$(1,731,584)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$2,788,428

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ASX	Australia Stock Exchange
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
EURIBOR	Euro Interbank Offered Rate

26	CONSOLIDATED SCHEDULE OF INVESTMENTS

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

FKA	Formerly Known As
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-in-kind
S&P	Standard & Poor’s
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depositary Receipts
TOPIX	Tokyo Stock Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments.These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies.There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Asset-Backed Securities	$—	$9,215,113	$—	$9,215,113
Common Stocks(a)	4,067,132	3,701,788	18,807	7,787,727
Corporate Bonds(a)	—	6,982,376	—	6,982,376
Floating Rate Loan Interests(a)	—	2,609,870	526,483	3,136,353
Foreign Government Obligations	—	546,266	—	546,266
Investment Companies	24,031,666	—	—	24,031,666
Non-Agency Mortgage-Backed Securities	—	8,261,527	—	8,261,527
Other Interests(a)	—	—	12	12
Preferred Securities(a)	2,916,925	1,167,191	—	4,084,116
U.S. Government Sponsored Agency Securities	—	3,409,135	—	3,409,135
Warrants(a)	1,032,220	3,812	—	1,036,032
Short-Term Securities	26,815,870	—	—	26,815,870
Options Purchased:
Equity contracts	491,239	590	—	491,829
Liabilities:
Investments Sold Short(a)	(11,509,103)	(2,707,001)	—	(14,216,104)

Total	$47,845,949	$33,190,667	$545,302	$81,581,918

(a)	See above Consolidated Schedule of Investments for values in each industry.

2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS	27

Consolidated Schedule of Investments (continued) November 30, 2017 (unaudited)	BlackRock Multi-Manager Alternative Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$3,245	$—	$3,245
Equity contracts	339,098	6,455	—	345,553
Foreign currency exchange contracts	—	1,267,571	—	1,267,571
Interest rate contracts	121,903	—	—	121,903
Liabilities:
Credit contracts	—	(10,421)	—	(10,421)
Equity contracts	(1,022,424)	(51,397)	—	(1,073,821)
Foreign currency exchange contracts	—	(1,684,627)	—	(1,684,627)
Interest rate contracts	(147,177)	—	—	(147,177)

Total	$(708,600)	$(469,174)	$—	$(1,177,774)

(b)	Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, swaps and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended November 30, 2017, there were no transfers between levels.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs.A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28	CONSOLIDATED SCHEDULE OF INVESTMENTS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: January 22, 2018